John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 98.2%		$200,999,813
(Cost $136,665,998)
Australia 0.0%		68,087
MMG, Ltd. (A)	112,000	68,087
Belgium 0.0%		39,744
Titan Cement International SA (A)	1,861	39,744
Brazil 4.2%		8,517,702
AES Brasil Energia SA	14,898	40,592
Aliansce Sonae Shopping Centers SA	3,800	21,896
Alliar Medicos A Frente SA (A)	3,900	8,553
Alupar Investimento SA	7,050	36,713
Ambev SA, ADR	62,009	214,551
Arezzo Industria e Comercio SA	1,094	18,688
Atacadao SA	7,500	31,530
B2W Cia Digital (A)	1,700	19,535
B3 SA - Brasil Bolsa Balcao	90,234	302,644
Banco Bradesco SA	18,310	80,311
Banco BTG Pactual SA	3,588	84,638
Banco do Brasil SA	15,837	101,919
Banco Inter SA	3,300	14,088
Banco Santander Brasil SA	3,800	29,748
BB Seguridade Participacoes SA	8,229	36,932
BR Malls Participacoes SA (A)	28,804	62,453
BR Properties SA	8,524	15,489
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	13,581
Braskem SA, ADR (A)	4,563	90,667
BRF SA (A)	18,790	92,838
Camil Alimentos SA	11,340	21,541
CCR SA	34,669	92,199
Centrais Eletricas Brasileiras SA	5,600	46,343
Cia Brasileira de Distribuicao	8,517	63,718
Cia de Locacao das Americas	18,348	93,294
Cia de Saneamento Basico do Estado de Sao Paulo	8,299	63,631
Cia de Saneamento de Minas Gerais-COPASA	4,505	14,816
Cia de Saneamento do Parana	3,000	2,337
Cia de Saneamento do Parana, Unit	8,545	33,283
Cia Energetica de Minas Gerais	8,594	27,209
Cia Hering	4,235	27,141
Cia Paranaense de Energia	3,200	19,415
Cia Siderurgica Nacional SA	22,020	188,609
Cielo SA	36,815	29,527
Cogna Educacao (A)	79,561	65,033
Construtora Tenda SA	3,166	14,640
Cosan SA	20,272	85,262
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,530	34,242
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	4,964
Duratex SA	9,610	38,096
EcoRodovias Infraestrutura e Logistica SA (A)	8,016	19,195
EDP - Energias do Brasil SA	10,367	37,098
Embraer SA (A)	46,700	156,183
Enauta Participacoes SA	7,100	21,075
Energisa SA	7,068	64,039
Eneva SA (A)	26,400	89,407
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Engie Brasil Energia SA	6,293	$48,275
Equatorial Energia SA	23,281	113,553
Even Construtora e Incorporadora SA	7,057	14,055
Ez Tec Empreendimentos e Participacoes SA	2,411	14,457
Fleury SA	8,665	43,943
Gafisa SA (A)	19,257	16,369
Grendene SA	9,503	18,106
Guararapes Confeccoes SA	5,552	21,093
Hypera SA	8,932	62,041
International Meal Company Alimentacao SA (A)	20,154	15,236
IRB Brasil Resseguros S/A	27,087	31,184
Itau Unibanco Holding SA	3,951	20,075
JBS SA	32,422	187,377
JHSF Participacoes SA	17,839	26,151
Klabin SA (A)	25,118	126,224
Light SA	11,331	37,395
Localiza Rent a Car SA	9,232	109,720
LOG Commercial Properties e Participacoes SA	4,489	26,012
Lojas Americanas SA	4,871	17,506
Lojas Renner SA	17,954	163,394
M Dias Branco SA	2,200	11,946
Magazine Luiza SA	23,332	90,656
Mahle-Metal Leve SA	3,156	16,713
Marisa Lojas SA (A)	6,873	9,720
MRV Engenharia e Participacoes SA	13,204	44,489
Multiplan Empreendimentos Imobiliarios SA	8,400	41,245
Natura & Company Holding SA (A)	11,664	114,230
Notre Dame Intermedica Participacoes SA	4,920	82,820
Odontoprev SA	8,109	20,305
Omega Geracao SA (A)	3,124	22,964
Petrobras Distribuidora SA	21,245	104,234
Petroleo Brasileiro SA	106,544	546,039
Porto Seguro SA	6,084	61,812
Portobello SA	64	172
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	1,911
Qualicorp Consultoria e Corretora de Seguros SA	8,857	49,233
Raia Drogasil SA	14,740	77,296
Rumo SA (A)	42,591	170,635
Sao Carlos Empreendimentos e Participacoes SA	2,200	17,717
Sao Martinho SA	9,885	65,455
Sendas Distribuidora SA	4,957	84,736
Ser Educacional SA (B)	3,448	9,891
SIMPAR SA	400	3,814
SLC Agricola SA	4,752	46,729
Sul America SA	10,873	72,604
Suzano SA (A)	14,026	165,620
Tecnisa SA (A)	4,240	6,289
Telefonica Brasil SA	7,999	67,716
TIM SA	30,300	70,289
TOTVS SA	11,500	74,031
Transmissora Alianca de Energia Eletrica SA	13,511	101,105
Trisul SA	7,593	15,094
Tupy SA (A)	4,722	22,298
Ultrapar Participacoes SA	20,753	75,897
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Vale SA	100,670	$2,155,490
Vulcabras Azaleia SA (A)	965	1,692
WEG SA	25,964	171,376
YDUQS Participacoes SA	6,530	41,610
Canada 0.1%		90,026
Atlas Corp.	6,486	90,026
Chile 0.7%		1,432,653
AES Gener SA	189,458	26,673
Aguas Andinas SA, Class A	72,703	13,848
Banco de Chile	146,860	14,696
Banco de Chile, ADR (C)	1,901	38,134
Banco de Credito e Inversiones SA	806	38,047
Banco Santander Chile	1,033,736	55,546
Besalco SA	30,504	17,052
CAP SA	3,915	70,248
Cementos BIO BIO SA	2,795	2,913
Cencosud SA	27,055	52,654
Cencosud Shopping SA	10,584	19,796
Cia Cervecerias Unidas SA	4,993	44,795
Cia Sud Americana de Vapores SA (A)	460,968	31,177
Colbun SA	184,862	25,577
Cristalerias de Chile SA	40,829	184,669
Empresa Nacional de Telecomunicaciones SA	7,933	42,246
Empresas CMPC SA	15,788	39,421
Empresas COPEC SA	3,510	34,930
Enel Americas SA	662,324	89,955
Enel Chile SA, ADR	18,382	54,411
Engie Energia Chile SA	23,657	19,102
Falabella SA	6,902	30,190
Forus SA (A)	5,056	10,049
Grupo Security SA	64,841	12,172
Inversiones Aguas Metropolitanas SA	29,967	16,664
Inversiones La Construccion SA	2,123	11,282
Itau CorpBanca Chile SA (A)	5,398,734	16,654
Latam Airlines Group SA (A)	6,596	17,753
Molibdenos y Metales SA	7,542	41,640
Multiexport Foods SA (A)	12,750	5,367
Parque Arauco SA (A)	17,834	25,674
PAZ Corp. SA	60,171	44,433
Plaza SA	6,102	10,031
Ripley Corp. SA (A)	79,393	22,695
Salfacorp SA	20,240	12,292
Sigdo Koppers SA	64,066	65,171
SMU SA	80,372	11,093
Sociedad Matriz SAAM SA	526,224	38,132
Socovesa SA	306,550	79,970
SONDA SA	29,383	17,642
Vina Concha y Toro SA	15,327	27,859
China 26.8%		54,792,449
21Vianet Group, Inc., ADR (A)	1,200	26,784
361 Degrees International, Ltd. (A)	46,000	20,919
3SBio, Inc. (A)(B)	76,000	87,111
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
51job, Inc., ADR (A)	755	$54,118
AAC Technologies Holdings, Inc.	40,500	245,195
Agile Group Holdings, Ltd.	59,250	83,606
Agricultural Bank of China, Ltd., H Shares	918,000	372,487
Air China, Ltd., H Shares (A)	60,000	49,970
Airtac International Group	1,736	62,849
AK Medical Holdings, Ltd. (B)(C)	14,000	24,985
Alibaba Group Holding, Ltd. (A)	77,300	2,067,428
Alibaba Group Holding, Ltd., ADR (A)	17,741	3,795,864
A-Living Smart City Services Company, Ltd. (B)	22,000	107,036
Aluminum Corp. of China, Ltd., H Shares (A)	202,000	118,685
Angang Steel Company, Ltd., H Shares (C)	70,200	46,276
Anhui Conch Cement Company, Ltd., H Shares	52,000	321,929
Anhui Expressway Company, Ltd., H Shares	20,000	13,419
ANTA Sports Products, Ltd.	21,000	423,911
Anton Oilfield Services Group (A)	144,000	9,638
Aowei Holdings, Ltd. (A)(D)	9,116,000	747,044
Asia Cement China Holdings Corp.	36,500	34,721
AsiaInfo Technologies, Ltd. (B)	14,800	24,848
AviChina Industry & Technology Company, Ltd., H Shares	143,000	95,779
BAIC Motor Corp., Ltd., H Shares (B)	84,000	31,251
Baidu, Inc., ADR (A)	2,984	585,670
BAIOO Family Interactive, Ltd. (B)	78,000	17,272
Bank of China, Ltd., H Shares	1,814,075	687,388
Bank of Chongqing Company, Ltd., H Shares	37,000	25,074
Bank of Communications Company, Ltd., H Shares	204,858	138,343
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	66,000	17,519
Baozun, Inc., ADR (A)	1,783	61,852
BBMG Corp., H Shares (C)	115,500	22,626
BeiGene, Ltd. (A)	8,200	223,645
Beijing Capital International Airport Company, Ltd., H Shares	82,415	55,866
Beijing Capital Land, Ltd., H Shares (A)	127,000	17,823
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares (A)(C)	7,250	25,172
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	10,953
Beijing North Star Company, Ltd., H Shares	40,000	7,527
BEST, Inc., ADR (A)(C)	10,734	15,242
Billion Industrial Holdings, Ltd. (A)(D)	12,000	7,334
BYD Company, Ltd., H Shares	18,000	413,703
BYD Electronic International Company, Ltd. (C)	30,483	193,997
C&D Property Management Group Company, Ltd. (A)	21,000	12,624
Central China Management Company, Ltd. (A)(D)	54,538	10,892
Central China Real Estate, Ltd.	54,538	15,311
Central China Securities Company, Ltd., H Shares (A)	53,000	10,926
CGN Power Company, Ltd., H Shares (B)	204,000	45,208
Chaowei Power Holdings, Ltd.	37,000	13,163
Cheetah Mobile, Inc., ADR	1,459	3,297
China Animal Healthcare, Ltd. (A)(D)	182,000	235
China Aoyuan Group, Ltd.	73,000	85,612
China Beststudy Education Group (A)	23,000	5,423
China BlueChemical, Ltd., H Shares	101,000	31,880
China Cinda Asset Management Company, Ltd., H Shares	384,000	82,117
China CITIC Bank Corp., Ltd., H Shares	239,962	131,163
China Coal Energy Company, Ltd., H Shares	89,000	54,015
China Communications Services Corp., Ltd., H Shares	109,200	45,870
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
China Conch Venture Holdings, Ltd.	51,000	$234,837
China Construction Bank Corp., H Shares	3,086,000	2,542,638
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	24,075
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	10,574
China Dili Group (A)	120,400	32,297
China Dongxiang Group Company, Ltd.	152,000	19,192
China Eastern Airlines Corp., Ltd., ADR	1,460	33,726
China Eastern Airlines Corp., Ltd., H Shares	36,000	16,935
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	9,960
China Energy Engineering Corp., Ltd., H Shares	172,000	16,851
China Everbright Bank Company, Ltd., H Shares	96,000	40,959
China Evergrande Group (C)	68,566	106,849
China Galaxy Securities Company, Ltd., H Shares	120,500	76,068
China Hanking Holdings, Ltd.	54,000	9,889
China Harmony Auto Holding, Ltd.	30,500	14,086
China Hongqiao Group, Ltd.	88,500	142,751
China Huarong Asset Management Company, Ltd., H Shares (B)(D)	733,000	57,802
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,175
China International Capital Corp., Ltd., H Shares (B)	42,800	125,804
China International Marine Containers Group Company, Ltd., H Shares	23,220	44,277
China Isotope & Radiation Corp. (C)	3,200	12,166
China Kepei Education Group, Ltd.	28,000	21,588
China Lesso Group Holdings, Ltd.	62,000	157,098
China Life Insurance Company, Ltd., H Shares	128,000	271,525
China Lilang, Ltd.	25,000	15,946
China Literature, Ltd. (A)(B)	6,200	65,787
China Logistics Property Holdings Company, Ltd. (A)(B)	21,000	11,472
China Longyuan Power Group Corp., Ltd., H Shares	93,000	133,656
China Machinery Engineering Corp., H Shares	92,000	41,150
China Maple Leaf Educational Systems, Ltd. (A)(C)	56,000	11,773
China Medical System Holdings, Ltd.	65,800	164,248
China Meidong Auto Holdings, Ltd.	26,000	138,624
China Merchants Bank Company, Ltd., H Shares	128,961	1,193,151
China Merchants Securities Company, Ltd., H Shares (B)	10,540	16,698
China Minsheng Banking Corp., Ltd., H Shares (C)	94,840	50,461
China Modern Dairy Holdings, Ltd. (A)(C)	167,000	43,038
China Molybdenum Company, Ltd., H Shares	114,000	76,382
China National Building Material Company, Ltd., H Shares	188,600	249,758
China New Higher Education Group, Ltd. (B)	42,000	31,839
China Oilfield Services, Ltd., H Shares	104,000	96,850
China Oriental Group Company, Ltd.	84,000	27,541
China Pacific Insurance Group Company, Ltd., H Shares	99,400	377,832
China Petroleum & Chemical Corp., H Shares	448,000	242,539
China Railway Group, Ltd., H Shares	169,000	89,212
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	30,833
China Reinsurance Group Corp., H Shares	156,000	17,078
China Resources Medical Holdings Company, Ltd.	33,500	33,886
China Resources Pharmaceutical Group, Ltd. (B)	75,500	53,673
China Sanjiang Fine Chemicals Company, Ltd.	41,000	17,222
China SCE Group Holdings, Ltd.	98,000	44,555
China Shenhua Energy Company, Ltd., H Shares	121,000	267,180
China Shineway Pharmaceutical Group, Ltd.	17,000	17,732
China Southern Airlines Company, Ltd., H Shares (A)	34,000	24,182
China Suntien Green Energy Corp., Ltd., H Shares	88,000	36,845
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	$2,881
China Tianrui Group Cement Company, Ltd. (A)(C)	25,000	20,882
China Tower Corp., Ltd., H Shares (B)	1,022,000	139,631
China Vanke Company, Ltd., H Shares	59,300	204,451
China XLX Fertiliser, Ltd.	50,000	22,261
China Yongda Automobiles Services Holdings, Ltd.	52,000	91,720
China Yuhua Education Corp., Ltd. (B)	28,000	28,079
China ZhengTong Auto Services Holdings, Ltd. (A)(C)	72,500	5,612
China Zhongwang Holdings, Ltd. (A)	54,200	13,673
Chinasoft International, Ltd. (A)	124,000	159,347
Chlitina Holding, Ltd.	2,000	15,391
Chongqing Rural Commercial Bank Company, Ltd., H Shares	152,000	70,062
CIFI Holdings Group Company, Ltd.	176,645	153,934
CITIC Securities Company, Ltd., H Shares	40,500	111,985
CITIC, Ltd.	118,923	139,804
COFCO Joycome Foods, Ltd.	75,000	34,106
Cogobuy Group (A)(B)	44,000	12,420
Colour Life Services Group Company, Ltd. (A)(C)	40,102	17,616
Consun Pharmaceutical Group, Ltd.	29,000	21,109
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	35,913
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	39,184
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	95,500	199,500
Country Garden Holdings Company, Ltd.	275,218	350,872
Country Garden Services Holdings Company, Ltd.	29,642	300,783
CPMC Holdings, Ltd.	27,000	16,211
CSC Financial Company, Ltd., H Shares (B)(C)	31,000	40,154
CSPC Pharmaceutical Group, Ltd.	363,680	546,907
CT Environmental Group, Ltd. (A)(D)	154,000	6,072
DaFa Properties Group, Ltd.	13,000	10,403
Dali Foods Group Company, Ltd. (B)	117,000	74,329
Datang International Power Generation Company, Ltd., H Shares	132,000	21,263
Dexin China Holdings Company, Ltd. (A)(C)	60,000	23,935
Differ Group Holding Company, Ltd. (A)	198,000	54,127
Dongfang Electric Corp., Ltd., H Shares	18,600	16,904
Dongfeng Motor Group Company, Ltd., H Shares	126,000	119,734
Dongyue Group, Ltd.	56,000	42,663
DouYu International Holdings, Ltd., ADR (A)	3,157	24,940
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	11,983
ENN Energy Holdings, Ltd.	19,600	360,316
Everbright Securities Company, Ltd., H Shares (B)	9,800	8,606
Fang Holdings, Ltd., ADR (A)	234	2,733
Fanhua, Inc., ADR	1,300	17,277
Flat Glass Group Company, Ltd., H Shares (C)	9,000	25,390
Fosun International, Ltd.	71,693	115,712
Fu Shou Yuan International Group, Ltd.	53,000	56,856
Fufeng Group, Ltd. (A)	120,000	39,722
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,829
Futu Holdings, Ltd., ADR (A)(C)	531	75,545
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	18,000	113,137
Ganfeng Lithium Company, Ltd., H Shares (B)	1,000	13,449
GDS Holdings, Ltd., ADR (A)	1,617	121,631
Genertec Universal Medical Group Company, Ltd. (B)	51,500	46,518
GF Securities Company, Ltd., H Shares	45,600	65,790
Golden Eagle Retail Group, Ltd.	26,000	23,107
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
GOME Retail Holdings, Ltd. (A)	247,000	$40,706
Grand Baoxin Auto Group, Ltd. (A)	48,950	4,105
Great Wall Motor Company, Ltd., H Shares	83,000	230,275
Greatview Aseptic Packaging Company, Ltd.	54,000	26,217
Greenland Hong Kong Holdings, Ltd.	76,250	26,024
Greentown China Holdings, Ltd.	54,000	61,704
Greentown Service Group Company, Ltd.	56,000	86,572
Guangshen Railway Company, Ltd., ADR	7,224	77,398
Guangzhou Automobile Group Company, Ltd., H Shares	90,000	77,836
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	34,949
Guangzhou R&F Properties Company, Ltd., H Shares	96,199	129,867
Guorui Properties, Ltd.	53,000	2,049
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	13,547
Haichang Ocean Park Holdings, Ltd. (A)(B)	86,000	6,980
Haier Smart Home Company, Ltd., H Shares (A)	128,000	538,025
Hailiang Education Group, Inc., ADR (A)	767	31,125
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	29,801
Haitian International Holdings, Ltd.	30,000	108,537
Haitong Securities Company, Ltd., H Shares	60,000	57,426
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	24,237
Harbin Electric Company, Ltd., H Shares (A)	44,000	12,415
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	6,939
HC Group, Inc. (A)	53,500	6,962
Hebei Construction Group Corp., Ltd., H Shares (C)	6,500	2,347
Hengan International Group Company, Ltd.	37,000	249,463
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	28,561
Honghua Group, Ltd. (A)	191,000	6,395
Honworld Group, Ltd. (B)(D)	20,500	7,298
Hope Education Group Company, Ltd. (B)	88,000	26,077
HOSA International, Ltd. (A)(D)	86,000	2,089
Hua Hong Semiconductor, Ltd. (A)(B)	18,000	97,658
Huadian Power International Corp., Ltd., H Shares	84,000	25,870
Huaneng Power International, Inc., H Shares	98,000	34,871
Huatai Securities Company, Ltd., H Shares (B)	25,800	39,914
Huazhu Group, Ltd., ADR (A)	2,409	137,723
Huishang Bank Corp., Ltd., H Shares	40,200	13,262
HUYA, Inc., ADR (A)	1,323	20,242
iDreamSky Technology Holdings, Ltd. (A)(B)	24,800	13,354
Industrial & Commercial Bank of China, Ltd., H Shares	1,996,000	1,310,394
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	326,713
Innovent Biologics, Inc. (A)(B)	11,000	126,828
JD.com, Inc., ADR (A)	9,800	724,612
Jiangsu Expressway Company, Ltd., H Shares	40,000	48,114
Jiangxi Copper Company, Ltd., H Shares	31,000	72,486
Jingrui Holdings, Ltd. (A)	40,000	11,680
JinkoSolar Holding Company, Ltd., ADR (A)(C)	2,163	79,187
JNBY Design, Ltd.	10,500	19,606
JOYY, Inc., ADR	1,940	149,283
Kaisa Group Holdings, Ltd. (A)	159,285	73,093
Kasen International Holdings, Ltd. (A)	50,000	4,895
Kinetic Mines and Energy, Ltd.	156,000	10,659
Kingdee International Software Group Company, Ltd. (A)	29,000	110,200
Kingsoft Corp., Ltd.	19,000	128,314
KWG Group Holdings, Ltd.	74,012	112,738
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
KWG Living Group Holdings, Ltd. (A)	58,006	$58,737
Legend Holdings Corp., H Shares (B)	21,600	34,162
Lenovo Group, Ltd.	336,000	405,179
LexinFintech Holdings, Ltd., ADR (A)	6,813	62,271
Li Ning Company, Ltd.	41,500	381,543
Lifetech Scientific Corp. (A)	130,000	80,447
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	31,974
Logan Group Company, Ltd.	71,000	113,785
Longfor Group Holdings, Ltd. (B)	65,000	380,937
Lonking Holdings, Ltd.	122,000	44,315
Luye Pharma Group, Ltd. (B)	111,500	75,512
Meitu, Inc. (A)(B)	105,500	26,082
Meituan, Class B (A)(B)	22,400	785,113
Metallurgical Corp. of China, Ltd., H Shares	93,000	22,633
Minth Group, Ltd.	42,000	177,632
MOGU, Inc., ADR (A)	4,479	7,480
Momo, Inc., ADR	9,177	128,753
NetDragon Websoft Holdings, Ltd.	14,000	40,387
NetEase, Inc., ADR	7,187	847,563
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	5,524
New China Life Insurance Company, Ltd., H Shares	34,100	128,313
New Oriental Education & Technology Group, Inc., ADR (A)	16,550	169,307
NIO, Inc., ADR (A)	9,764	377,086
Niu Technologies, ADR (A)	500	16,660
Noah Holdings, Ltd., ADR (A)	409	18,642
NVC International Holdings, Ltd. (A)	168,000	4,460
Orient Securities Company, Ltd., H Shares (B)	29,200	20,207
PetroChina Company, Ltd., H Shares	696,000	284,610
PICC Property & Casualty Company, Ltd., H Shares	166,894	162,901
Pinduoduo, Inc., ADR (A)	1,984	247,762
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	8,800	101,006
Ping An Insurance Group Company of China, Ltd., H Shares	228,500	2,495,945
Postal Savings Bank of China Company, Ltd., H Shares (B)	237,000	170,194
Powerlong Real Estate Holdings, Ltd.	71,000	69,092
Q Technology Group Company, Ltd.	23,000	39,414
Qingling Motors Company, Ltd., H Shares	34,000	7,616
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	10,367
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	15,268	9,300
Redco Properties Group, Ltd. (B)	46,000	15,775
Redsun Properties Group, Ltd.	30,000	10,402
Ronshine China Holdings, Ltd. (A)	33,000	22,926
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	68,087
Seazen Group, Ltd. (A)	128,000	145,126
Secoo Holding, Ltd., ADR (A)	313	792
S-Enjoy Service Group Company, Ltd. (A)	12,000	36,932
Shandong Chenming Paper Holdings, Ltd., H Shares (C)	19,376	15,936
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	29,750	64,611
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	199,588
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	29,976
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares (C)	11,500	94,820
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares (A)	12,000	20,031
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	18,397
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Shanghai Jin Jiang Capital Company, Ltd., H Shares	68,000	$16,475
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	33,900	74,106
Shenzhen Expressway Company, Ltd., H Shares	42,000	42,381
Shenzhou International Group Holdings, Ltd.	16,400	432,311
Shui On Land, Ltd.	244,567	41,275
Sihuan Pharmaceutical Holdings Group, Ltd.	220,000	97,318
Silergy Corp.	1,000	125,503
Sino-Ocean Group Holding, Ltd.	182,681	38,802
Sinopec Engineering Group Company, Ltd., H Shares	82,500	52,192
Sinopec Oilfield Service Corp., H Shares (A)	174,000	17,024
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	46,999
Sinopharm Group Company, Ltd., H Shares	65,600	218,806
Sinotrans, Ltd., H Shares	114,574	54,319
Sinotruk Hong Kong, Ltd.	34,055	81,672
Skyfame Realty Holdings, Ltd.	114,000	14,394
SOHO China, Ltd. (A)	136,500	41,845
Sohu.com, Ltd., ADR (A)	975	17,189
Sun King Technology Group, Ltd.	54,000	18,232
Sunac China Holdings, Ltd.	113,000	415,540
Sunac Services Holdings, Ltd. (A)(B)	5,115	15,281
Sunny Optical Technology Group Company, Ltd.	14,800	377,155
TAL Education Group, ADR (A)	982	39,251
Tencent Holdings, Ltd.	110,000	8,599,900
Tencent Music Entertainment Group, ADR (A)	4,378	68,910
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,500
The People's Insurance Company Group of China, Ltd., H Shares	131,000	48,614
Tian Ge Interactive Holdings, Ltd. (A)(B)	32,000	5,773
Tian Shan Development Holding, Ltd. (A)	32,000	7,831
Tiangong International Company, Ltd. (C)	50,000	22,532
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	6,207
Tianli Education International Holdings, Ltd. (A)	58,000	30,301
Tianneng Power International, Ltd. (C)	36,700	66,123
Tingyi Cayman Islands Holding Corp.	90,000	171,156
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	20,046
Tongcheng-Elong Holdings, Ltd. (A)	30,400	81,757
TravelSky Technology, Ltd., H Shares	31,500	68,037
Trigiant Group, Ltd. (A)	82,000	7,928
Trip.com Group, Ltd., ADR (A)	11,456	479,434
Tsaker Chemical Group, Ltd. (B)	22,500	3,972
Tsingtao Brewery Company, Ltd., H Shares	18,000	191,230
Tuniu Corp., ADR (A)	1,300	3,354
Uni-President China Holdings, Ltd.	71,600	78,172
Vipshop Holdings, Ltd., ADR (A)	12,489	288,871
Want Want China Holdings, Ltd.	228,000	169,224
Weibo Corp., ADR (A)	2,526	128,422
Weichai Power Company, Ltd., H Shares	60,600	140,448
Weiqiao Textile Company, H Shares	12,500	3,300
West China Cement, Ltd.	162,000	27,769
Wisdom Education International Holdings Company, Ltd.	38,000	12,091
WuXi AppTec Company, Ltd., H Shares (B)	4,440	91,847
Wuxi Biologics Cayman, Inc. (A)(B)	27,000	400,712
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)(C)	26,500	31,380
Xiamen International Port Company, Ltd., H Shares	88,662	13,373
Xingda International Holdings, Ltd.	44,138	11,648
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	$16,558
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	25,498	42,608
Xinyi Solar Holdings, Ltd.	126,440	224,566
Xinyuan Real Estate Company, Ltd., ADR	4,413	10,326
Xtep International Holdings, Ltd.	73,320	80,607
Xunlei, Ltd., ADR (A)	3,300	16,005
Yadea Group Holdings, Ltd. (B)	46,000	100,364
Yanzhou Coal Mining Company, Ltd., H Shares	136,000	173,173
Yashili International Holdings, Ltd. (A)	114,000	10,715
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (B)(C)	27,600	26,351
Yida China Holdings, Ltd. (A)	28,000	7,866
Yihai International Holding, Ltd. (A)	11,000	86,921
Yiren Digital, Ltd., ADR (A)	1,046	3,964
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Yum China Holdings, Inc.	11,554	781,513
Yuzhou Group Holdings Company, Ltd. (C)	153,036	45,115
Zhaojin Mining Industry Company, Ltd., H Shares	38,000	39,452
Zhejiang Expressway Company, Ltd., H Shares	42,000	37,115
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (C)	15,800	18,301
Zhenro Properties Group, Ltd.	19,000	12,216
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	15,100	75,245
Zhongsheng Group Holdings, Ltd.	24,500	203,774
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	5,851
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	28,500	36,369
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	29,400	141,709
Zijin Mining Group Company, Ltd., H Shares	151,384	234,283
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	74,101
ZTE Corp., H Shares	32,400	87,559
ZTO Express Cayman, Inc., ADR	9,806	314,675
Colombia 0.2%		411,541
Banco de Bogota SA	2,971	55,895
Bancolombia SA	4,563	33,595
Celsia SA ESP	50,224	56,563
Cementos Argos SA	29,845	40,888
Corp. Financiera Colombiana SA (A)	4,632	35,702
Ecopetrol SA	66,214	39,482
Grupo Argos SA	8,087	22,398
Grupo de Inversiones Suramericana SA	6,239	34,240
Grupo Energia Bogota SA ESP	17,578	10,903
Grupo Nutresa SA	4,184	23,718
Interconexion Electrica SA ESP	10,443	58,157
Cyprus 0.0%		24,178
QIWI PLC, ADR	2,200	24,178
Czech Republic 0.1%		177,791
CEZ AS	3,574	106,791
Komercni banka AS (A)	952	35,072
O2 Czech Republic AS (A)	1,704	23,380
Philip Morris CR AS	18	12,548
Egypt 0.0%		81,805
Commercial International Bank Egypt SAE, GDR (A)	23,528	81,805
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
Greece 0.3%		$533,522
Alpha Services and Holdings SA (A)	23,649	31,033
Athens Water Supply & Sewage Company SA	1,181	12,354
Bank of Greece	1,576	29,050
Ellaktor SA (A)	5,945	10,235
Eurobank Ergasias Services and Holdings SA (A)	53,240	49,870
FF Group (A)(D)	6,657	12,177
Fourlis Holdings SA (A)	4,382	23,132
GEK Terna Holding Real Estate Construction SA (A)	3,076	35,782
Hellenic Exchanges - Athens Stock Exchange SA	1,960	10,023
Hellenic Telecommunications Organization SA	3,641	64,890
Holding Company ADMIE IPTO SA	8,138	26,583
JUMBO SA	1,883	36,224
LAMDA Development SA (A)	2,618	23,048
Motor Oil Hellas Corinth Refineries SA	1,394	22,846
Mytilineos SA	2,258	41,917
National Bank of Greece SA (A)	12,054	36,330
Piraeus Financial Holdings SA (A)	763	1,391
Piraeus Port Authority SA	458	11,293
Public Power Corp. SA (A)	1,977	21,710
Sarantis SA	1,766	18,881
Terna Energy SA	1,025	14,753
Hong Kong 4.5%		9,167,472
AAG Energy Holdings, Ltd. (B)	72,000	11,685
Ajisen China Holdings, Ltd.	58,000	10,835
Alibaba Health Information Technology, Ltd. (A)	26,000	64,447
Alibaba Pictures Group, Ltd. (A)	410,000	54,929
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(C)	144,000	6,037
Ausnutria Dairy Corp., Ltd. (A)	35,000	54,930
AVIC International Holding HK, Ltd. (A)	186,799	3,296
Beijing Energy International Holding Company, Ltd. (A)	146,000	5,175
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	16,792
Beijing Enterprises Holdings, Ltd.	25,930	90,507
Beijing Enterprises Water Group, Ltd. (A)	270,000	107,833
Beijing Gas Blue Sky Holdings, Ltd. (A)(D)	904,000	13,512
Bosideng International Holdings, Ltd.	146,000	79,520
Brilliance China Automotive Holdings, Ltd.	170,000	150,110
C C Land Holdings, Ltd.	240,540	58,919
C&D International Investment Group, Ltd. (A)	21,000	38,958
CA Cultural Technology Group, Ltd. (A)(C)	17,000	7,254
Canvest Environmental Protection Group Company, Ltd.	36,000	18,926
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd. (A)	66,000	20,056
China Aircraft Leasing Group Holdings, Ltd. (C)	12,000	9,602
China Chengtong Development Group, Ltd. (A)	158,000	3,958
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,870
China Education Group Holdings, Ltd.	31,000	78,309
China Everbright Environment Group, Ltd.	128,111	76,405
China Everbright Greentech, Ltd. (B)	31,000	12,022
China Everbright, Ltd.	35,000	44,112
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,138
China Foods, Ltd.	58,000	23,767
China Gas Holdings, Ltd.	101,400	385,657
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	38,000	$39,183
China High Precision Automation Group, Ltd. (A)(C)(D)	74,000	8,868
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	16,333
China Jinmao Holdings Group, Ltd.	288,000	111,313
China Lumena New Materials Corp. (A)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	73,000	432,083
China Merchants Land, Ltd.	86,000	12,408
China Merchants Port Holdings Company, Ltd.	72,324	119,465
China Metal Recycling Holdings, Ltd. (A)(D)	14,594,079	6
China New Town Development Company, Ltd.	1,070,332	23,474
China Oceanwide Holdings, Ltd. (A)	240,000	5,387
China Oil & Gas Group, Ltd. (A)	337,040	18,254
China Overseas Grand Oceans Group, Ltd.	113,000	71,587
China Overseas Land & Investment, Ltd.	135,500	328,467
China Overseas Property Holdings, Ltd.	50,667	52,506
China Power International Development, Ltd.	205,666	51,685
China Properties Group, Ltd. (A)(D)	19,000	914
China Resources Beer Holdings Company, Ltd.	29,981	265,979
China Resources Cement Holdings, Ltd.	133,518	141,765
China Resources Gas Group, Ltd.	38,000	235,623
China Resources Land, Ltd.	116,444	550,188
China Resources Power Holdings Company, Ltd.	70,882	91,510
China South City Holdings, Ltd.	146,000	16,177
China Taiping Insurance Holdings Company, Ltd.	89,310	166,781
China Traditional Chinese Medicine Holdings Company, Ltd.	170,000	109,283
China Travel International Investment Hong Kong, Ltd. (A)	146,000	24,272
China Vast Industrial Urban Development Company, Ltd. (B)	47,000	17,859
China Vered Financial Holding Corp., Ltd. (A)	360,000	4,489
China Water Affairs Group, Ltd.	36,000	28,071
China Water Industry Group, Ltd. (A)	40,000	1,724
CIMC Enric Holdings, Ltd.	48,000	43,901
Citychamp Watch & Jewellery Group, Ltd.	65,800	14,323
Comba Telecom Systems Holdings, Ltd.	62,000	15,583
Concord New Energy Group, Ltd.	180,000	12,279
COSCO SHIPPING Ports, Ltd.	95,295	77,485
CP Pokphand Company, Ltd.	282,000	35,970
CWT International, Ltd. (A)	680,000	7,747
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	25,817
Essex Bio-technology, Ltd.	23,000	15,725
Far East Horizon, Ltd.	107,000	117,125
Fullshare Holdings, Ltd. (A)	110,000	2,383
GCL New Energy Holdings, Ltd. (A)	440,000	13,425
GCL-Poly Energy Holdings, Ltd. (A)	1,301,000	253,695
Geely Automobile Holdings, Ltd.	172,000	435,539
Gemdale Properties & Investment Corp., Ltd.	288,000	42,315
Glorious Property Holdings, Ltd. (A)	516,000	16,719
Goldlion Holdings, Ltd.	122,000	27,836
Guangdong Investment, Ltd.	80,000	119,219
Health & Happiness H&H International Holdings, Ltd.	13,000	50,330
Hi Sun Technology China, Ltd. (A)	105,000	19,739
HKC Holdings, Ltd. (D)	12,016	12,541
Hopson Development Holdings, Ltd.	34,000	164,872
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,373
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Hong Kong (continued)
Huanxi Media Group, Ltd. (A)	70,000	$17,240
IMAX China Holding, Inc. (B)	7,300	12,000
Inspur International, Ltd. (A)	28,000	7,508
Jiayuan International Group, Ltd.	43,222	21,996
Joy City Property, Ltd.	316,000	20,138
Ju Teng International Holdings, Ltd.	121,722	28,220
Kingboard Holdings, Ltd.	36,148	199,799
Kingboard Laminates Holdings, Ltd.	60,000	129,770
Kunlun Energy Company, Ltd.	234,000	265,683
Lee & Man Chemical Company, Ltd.	14,000	7,685
Lee & Man Paper Manufacturing, Ltd.	70,000	63,522
Lifestyle China Group, Ltd. (A)	9,000	1,391
LK Technology Holdings, Ltd.	17,500	26,812
LVGEM China Real Estate Investment Company, Ltd.	32,000	8,781
Mingfa Group International Company, Ltd. (A)	995,000	88,037
Minmetals Land, Ltd.	126,000	13,636
Mobvista, Inc. (A)(B)(C)	16,000	15,457
Nan Hai Corp., Ltd. (A)	1,900,000	13,960
Nine Dragons Paper Holdings, Ltd.	96,000	151,539
PAX Global Technology, Ltd.	50,000	62,481
Perennial Energy Holdings, Ltd. (C)	20,000	12,382
Phoenix Media Investment Holdings, Ltd. (A)	76,000	6,954
Poly Property Group Company, Ltd.	153,000	43,741
Pou Sheng International Holdings, Ltd. (A)	144,000	36,147
Prinx Chengshan Cayman Holding, Ltd.	10,500	11,945
REXLot Holdings, Ltd. (A)(D)	2,065,304	1,956
Road King Infrastructure, Ltd.	9,000	11,904
Shanghai Industrial Holdings, Ltd.	34,041	53,962
Shanghai Industrial Urban Development Group, Ltd.	115,349	11,434
Shenzhen International Holdings, Ltd.	78,452	119,540
Shenzhen Investment, Ltd.	149,175	53,380
Shimao Group Holdings, Ltd.	79,000	226,657
Shoucheng Holdings, Ltd.	81,600	18,934
Shougang Fushan Resources Group, Ltd.	145,268	39,076
Silver Grant International Holdings Group, Ltd. (A)	72,334	6,247
Sino Biopharmaceutical, Ltd.	384,750	426,430
Sinofert Holdings, Ltd. (A)	118,000	16,101
Sinolink Worldwide Holdings, Ltd. (A)	576,000	21,125
Sinopec Kantons Holdings, Ltd.	62,000	24,760
Skyworth Group, Ltd. (A)	75,885	21,623
SMI Holdings Group, Ltd. (A)(C)(D)	228,889	14,746
SSY Group, Ltd.	80,733	53,767
TCL Electronics Holdings, Ltd. (A)	39,600	26,523
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,867
Texhong Textile Group, Ltd.	19,000	29,509
The Wharf Holdings, Ltd.	38,000	130,934
Tian An China Investment Company, Ltd.	202,000	120,358
Tianjin Port Development Holdings, Ltd.	154,000	13,498
Tibet Water Resources, Ltd. (A)(C)	149,000	15,550
Time Watch Investments, Ltd. (A)	62,000	6,866
Tongda Group Holdings, Ltd. (A)	270,000	21,233
Towngas China Company, Ltd. (A)	44,000	29,546
Truly International Holdings, Ltd. (A)	101,000	21,033
United Energy Group, Ltd. (A)	462,000	85,668
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
V1 Group, Ltd. (A)(C)	186,000	$16,292
Vinda International Holdings, Ltd.	18,000	56,691
Wasion Holdings, Ltd.	32,000	10,637
Yuexiu Property Company, Ltd.	397,516	98,298
Yuexiu Transport Infrastructure, Ltd.	36,000	22,181
Zhongyu Gas Holdings, Ltd.	20,006	17,534
Zhuguang Holdings Group Company, Ltd. (A)	60,000	19,632
Hungary 0.3%		523,521
Magyar Telekom Telecommunications PLC	19,638	27,990
MOL Hungarian Oil & Gas PLC (A)	18,291	146,916
OTP Bank NYRT (A)	4,528	248,549
Richter Gedeon NYRT	3,585	100,066
India 12.5%		25,592,047
Aarti Industries, Ltd.	2,428	55,700
ABB Power Products & Systems India, Ltd.	187	4,914
Abbott India, Ltd.	167	37,105
ACC, Ltd.	2,457	67,074
Adani Enterprises, Ltd. (A)	10,171	182,602
Adani Green Energy, Ltd. (A)	15,488	264,878
Adani Ports & Special Economic Zone, Ltd. (A)	19,114	204,822
Adani Power, Ltd. (A)	35,840	45,615
Adani Total Gas, Ltd. (A)	2,163	40,124
Adani Transmission, Ltd. (A)	9,341	187,206
Aditya Birla Capital, Ltd. (A)	27,085	45,928
Aegis Logistics, Ltd.	7,126	33,318
AIA Engineering, Ltd. (A)	1,625	43,713
Ajanta Pharma, Ltd.	910	24,730
Akzo Nobel India, Ltd.	703	21,898
Alembic Pharmaceuticals, Ltd. (A)	4,003	52,048
Alkyl Amines Chemicals	1,207	63,106
Amara Raja Batteries, Ltd.	2,106	21,656
Ambuja Cements, Ltd.	10,422	46,781
APL Apollo Tubes, Ltd. (A)	1,705	30,453
Apollo Hospitals Enterprise, Ltd.	1,902	82,605
Apollo Tyres, Ltd. (A)	12,370	38,140
Arvind Fashions, Ltd. (A)	12,019	24,270
Arvind Fashions, Ltd., Partly Paid Shares (A)(D)	1,802	1,667
Arvind, Ltd. (A)	13,022	13,925
Asahi India Glass, Ltd. (A)	8,227	36,202
Ashok Leyland, Ltd. (A)	34,275	58,979
Ashoka Buildcon, Ltd. (A)	9,141	11,754
Asian Paints, Ltd.	5,668	229,527
Astral, Ltd.	2,457	63,654
Atul, Ltd.	479	56,360
AU Small Finance Bank, Ltd. (A)(B)	1,709	23,432
Aurobindo Pharma, Ltd.	10,100	142,370
Avanti Feeds, Ltd.	3,600	28,695
Avenue Supermarts, Ltd. (A)(B)	995	41,480
Axis Bank, Ltd. (A)	26,398	270,421
Bajaj Auto, Ltd. (A)	1,404	81,381
Bajaj Consumer Care, Ltd.	5,535	21,984
Bajaj Electricals, Ltd. (A)	1,885	28,155
Bajaj Finance, Ltd. (A)	3,290	254,517
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
India (continued)
Bajaj Finserv, Ltd. (A)	760	$122,810
Bajaj Holdings & Investment, Ltd. (A)	1,158	56,212
Balkrishna Industries, Ltd.	2,408	72,709
Balrampur Chini Mills, Ltd.	6,172	25,307
Bank of Baroda (A)	25,551	29,534
BASF India, Ltd.	543	17,681
Bata India, Ltd.	2,050	43,651
Bayer CropScience, Ltd.	196	14,343
BEML, Ltd.	785	14,203
Berger Paints India, Ltd.	3,552	39,283
Bharat Electronics, Ltd.	37,442	74,838
Bharat Forge, Ltd. (A)	4,144	38,666
Bharat Heavy Electricals, Ltd. (A)	58,913	58,468
Bharat Petroleum Corp., Ltd.	15,189	98,896
Bharti Airtel, Ltd.	48,020	347,221
Biocon, Ltd. (A)	9,991	52,715
Birla Corp., Ltd.	940	15,800
Birlasoft, Ltd.	6,697	29,630
Blue Star, Ltd. (A)	1,883	21,531
Bosch, Ltd.	149	31,020
Brigade Enterprises, Ltd. (A)	3,433	12,635
Britannia Industries, Ltd.	1,201	56,794
BSE, Ltd.	1,351	17,483
Cadila Healthcare, Ltd. (A)	4,469	38,302
Can Fin Homes, Ltd.	3,284	24,126
Canara Bank (A)	12,044	26,805
Capacit'e Infraprojects, Ltd. (A)	2,705	7,421
Carborundum Universal, Ltd.	4,213	34,801
Castrol India, Ltd.	11,199	20,743
CCL Products India, Ltd.	3,414	17,231
Ceat, Ltd. (A)	1,368	24,897
Central Depository Services India, Ltd.	1,657	22,544
Century Plyboards India, Ltd. (A)	292	1,654
Century Textiles & Industries, Ltd.	1,858	12,847
CESC, Ltd.	1,627	15,038
Chambal Fertilizers & Chemicals, Ltd.	4,626	18,234
Chennai Petroleum Corp., Ltd. (A)	3,148	5,815
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,427
Cholamandalam Financial Holdings, Ltd. (A)	3,690	32,637
Cholamandalam Investment and Finance Company, Ltd.	17,243	128,911
Cipla, Ltd. (A)	10,855	139,834
City Union Bank, Ltd.	16,091	38,665
Coal India, Ltd.	26,598	53,955
Coforge, Ltd.	418	20,428
Colgate-Palmolive India, Ltd.	2,924	68,889
Container Corp. of India, Ltd.	5,331	49,051
Coromandel International, Ltd.	5,759	64,365
CRISIL, Ltd.	519	13,784
Crompton Greaves Consumer Electricals, Ltd.	12,226	66,539
Cummins India, Ltd.	3,376	36,758
Cyient, Ltd. (A)	3,035	34,119
Dabur India, Ltd.	7,764	56,881
Dalmia Bharat, Ltd. (A)	3,405	83,487
DCB Bank, Ltd. (A)	11,434	16,431
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
DCM Shriram, Ltd.	3,338	$31,700
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	12,737
Deepak Nitrite, Ltd. (A)	2,523	62,446
Delta Corp., Ltd. (A)	8,433	19,990
Dhampur Sugar Mills, Ltd.	2,251	9,718
Dhani Services, Ltd. (A)	7,011	16,578
Dhani Services, Ltd., Partly Paid Shares (A)	5,473	6,107
Dilip Buildcon, Ltd. (B)	2,723	20,389
Dish TV India, Ltd. (A)	46,324	10,155
Dishman Carbogen Amcis, Ltd. (A)	1,354	3,874
Divi's Laboratories, Ltd. (A)	2,028	115,404
Dixon Technologies India, Ltd. (A)	785	43,196
DLF, Ltd.	9,438	37,153
Dr. Lal PathLabs, Ltd. (B)	592	22,869
Dr. Reddy's Laboratories, Ltd.	1,484	106,312
DRC Systems India, Ltd. (A)	4	16
eClerx Services, Ltd.	1,785	30,391
Edelweiss Financial Services, Ltd.	26,662	23,929
Eicher Motors, Ltd. (A)	5,480	199,037
EID Parry India, Ltd. (A)	5,725	32,750
EIH, Ltd. (A)	9,617	14,643
Emami, Ltd.	6,514	45,326
Endurance Technologies, Ltd. (B)	1,718	35,188
Engineers India, Ltd.	7,872	9,205
EPL, Ltd.	5,314	16,708
Escorts, Ltd.	2,520	40,392
Excel Industries, Ltd. (A)	557	8,121
Exide Industries, Ltd.	19,965	52,855
Federal Bank, Ltd. (A)	68,325	83,519
Fine Organic Industries, Ltd.	295	12,262
Finolex Industries, Ltd. (A)	22,715	54,009
Firstsource Solutions, Ltd.	9,568	18,581
Fortis Healthcare, Ltd. (A)	26,024	83,050
Future Lifestyle Fashions, Ltd. (A)	2,234	1,695
GAIL India, Ltd.	66,880	141,141
Garware Technical Fibres, Ltd. (A)	570	22,640
GE T&D India, Ltd. (A)	5,189	9,587
Gillette India, Ltd.	541	41,778
GlaxoSmithKline Pharmaceuticals, Ltd.	911	19,287
Glenmark Pharmaceuticals, Ltd.	6,753	56,727
Godfrey Phillips India, Ltd. (A)	824	10,218
Godrej Consumer Products, Ltd. (A)	6,941	81,097
Godrej Industries, Ltd. (A)	1,720	12,549
Godrej Properties, Ltd. (A)	1,212	22,725
Granules India, Ltd.	10,612	46,328
Graphite India, Ltd. (A)	3,367	34,575
Grasim Industries, Ltd.	4,594	92,787
Greaves Cotton, Ltd. (A)	6,447	11,291
Grindwell Norton, Ltd.	1,284	21,972
Gujarat Alkalies & Chemicals, Ltd.	2,634	14,804
Gujarat Ambuja Exports, Ltd. (A)	9,856	22,693
Gujarat Fluorochemicals, Ltd. (A)	1,130	12,759
Gujarat Gas, Ltd.	7,197	50,667
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	20,080
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
India (continued)
Gujarat Pipavav Port, Ltd.	8,466	$12,398
Gujarat State Petronet, Ltd.	14,293	54,861
Gulf Oil Lubricants India, Ltd.	1,134	11,189
Hatsun Agro Product, Ltd.	2,889	34,292
Havells India, Ltd.	2,687	37,766
HCL Technologies, Ltd.	29,237	380,543
HDFC Asset Management Company, Ltd. (B)	1,011	41,541
HDFC Bank, Ltd. (A)	54,469	1,133,162
HDFC Life Insurance Company, Ltd. (A)(B)	5,636	51,996
HEG, Ltd. (A)	690	20,658
HeidelbergCement India, Ltd.	5,347	18,740
Hemisphere Properties India, Ltd. (A)	2,825	5,171
Heritage Foods, Ltd.	1,223	5,563
Hero MotoCorp, Ltd.	4,382	180,836
HFCL, Ltd. (A)	51,247	32,234
Hikal, Ltd.	4,873	27,841
HIL, Ltd.	253	17,561
Himadri Speciality Chemical, Ltd.	8,292	5,977
Hindalco Industries, Ltd.	35,906	192,040
Hinduja Global Solutions, Ltd.	960	24,298
Hindustan Petroleum Corp., Ltd.	16,548	64,092
Hindustan Unilever, Ltd.	10,229	328,446
Honeywell Automation India, Ltd.	22	13,032
Housing Development Finance Corp., Ltd.	15,093	528,834
ICICI Bank, Ltd.	68,687	613,787
ICICI Lombard General Insurance Company, Ltd. (B)	4,220	86,719
ICICI Prudential Life Insurance Company, Ltd. (A)(B)	5,918	44,608
IDFC First Bank, Ltd. (A)	74,457	60,751
IDFC, Ltd. (A)	60,709	47,788
IFCI, Ltd. (A)	60,997	9,871
IIFL Finance, Ltd.	15,283	53,420
IIFL Securities, Ltd.	72,539	76,453
IIFL Wealth Management, Ltd.	3,638	59,601
India Glycols, Ltd. (A)	1,050	6,832
Indiabulls Housing Finance, Ltd.	11,122	34,197
IndiaMart InterMesh, Ltd. (A)(B)	96	9,885
Indian Bank (A)	13,169	25,761
Indian Oil Corp., Ltd.	38,014	57,557
Indo Count Industries, Ltd.	5,802	11,517
Indraprastha Gas, Ltd.	8,878	62,929
Indus Towers, Ltd.	16,840	56,146
IndusInd Bank, Ltd.	5,361	75,306
Infibeam Avenues, Ltd. (A)	3,924	2,471
Info Edge India, Ltd. (A)	949	58,462
Infosys, Ltd.	64,432	1,249,621
Inox Leisure, Ltd. (A)	4,238	18,180
Intellect Design Arena, Ltd. (A)	4,460	47,037
InterGlobe Aviation, Ltd. (A)(B)	872	21,414
Ipca Laboratories, Ltd.	1,956	55,013
IRB Infrastructure Developers, Ltd.	7,984	11,664
ITC, Ltd.	64,928	190,575
Jaiprakash Power Ventures, Ltd. (A)	246,265	13,252
Jamna Auto Industries, Ltd.	8,736	10,024
JB Chemicals & Pharmaceuticals, Ltd.	470	9,271
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Jindal Saw, Ltd.	11,500	$15,627
Jindal Stainless Hisar, Ltd. (A)	8,000	19,405
Jindal Stainless, Ltd. (A)	16,249	20,654
Jindal Steel & Power, Ltd. (A)	30,545	166,774
JK Cement, Ltd. (A)	1,185	45,779
JK Paper, Ltd. (A)	7,345	15,400
JK Tyre & Industries, Ltd.	5,594	9,788
JM Financial, Ltd.	20,631	25,071
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	307	9,553
JSW Energy, Ltd.	23,304	37,232
JSW Steel, Ltd.	26,798	255,076
Jubilant Foodworks, Ltd. (A)	1,637	70,366
Jubilant Ingrevia, Ltd. (A)	7,891	52,394
Jubilant Pharmova, Ltd. (A)	7,891	95,551
Just Dial, Ltd. (A)	1,443	18,195
Jyothy Labs, Ltd. (A)	3,881	8,482
Kajaria Ceramics, Ltd.	2,313	30,492
Kalpataru Power Transmission, Ltd.	4,585	26,871
Kansai Nerolac Paints, Ltd.	2,011	15,837
KEC International, Ltd. (A)	5,101	29,131
KEI Industries, Ltd.	2,534	21,818
Kirloskar Oil Engines, Ltd.	5,185	15,941
KNR Constructions, Ltd. (A)	10,900	32,760
Kotak Mahindra Bank, Ltd. (A)	13,388	332,157
KPIT Technologies, Ltd. (A)	7,331	24,469
KPR Mill, Ltd.	3,888	85,246
KRBL, Ltd. (A)	3,905	11,622
L&T Finance Holdings, Ltd. (A)	29,921	38,602
L&T Technology Services, Ltd. (B)	750	27,946
LA Opala RG, Ltd. (A)	2,816	10,305
Lakshmi Machine Works, Ltd.	116	10,422
Larsen & Toubro Infotech, Ltd. (B)	1,279	69,479
Larsen & Toubro, Ltd.	11,952	243,031
Laurus Labs, Ltd. (B)	2,185	15,709
LIC Housing Finance, Ltd.	15,156	95,255
Linde India, Ltd.	2,887	64,288
LT Foods, Ltd.	10,845	11,107
Lupin, Ltd.	6,896	114,749
LUX Industries, Ltd.	400	17,651
Mahanagar Gas, Ltd.	2,409	39,112
Maharashtra Scooters, Ltd. (A)	206	10,684
Mahindra & Mahindra Financial Services, Ltd. (A)	31,685	69,961
Mahindra & Mahindra, Ltd.	12,758	148,929
Mahindra CIE Automotive, Ltd. (A)	10,554	28,104
Mahindra Holidays & Resorts India, Ltd. (A)	2,153	7,710
Mahindra Lifespace Developers, Ltd. (A)	1,108	7,980
Manappuram Finance, Ltd.	18,276	39,467
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	11,548
Marico, Ltd.	10,341	67,278
Marksans Pharma, Ltd.	20,609	21,001
Maruti Suzuki India, Ltd.	865	83,053
MAS Financial Services, Ltd. (A)(B)	338	4,308
Mastek, Ltd.	812	22,209
Max Financial Services, Ltd. (A)	1,102	14,200
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Mayur Uniquoters, Ltd.	1,222	$7,333
Meghmani Organics, Ltd. (A)(D)	8,623	16,696
Metropolis Healthcare, Ltd. (B)	361	12,378
Minda Industries, Ltd.	5,289	42,082
Mindtree, Ltd.	1,858	60,330
MOIL, Ltd.	5,355	12,764
Motherson Sumi Systems, Ltd. (A)	30,291	98,187
Motilal Oswal Financial Services, Ltd.	2,377	26,696
Mphasis, Ltd.	2,800	75,061
MRF, Ltd.	57	65,538
Multi Commodity Exchange of India, Ltd.	573	12,237
Muthoot Finance, Ltd.	5,198	90,770
Natco Pharma, Ltd.	2,708	39,700
National Aluminium Company, Ltd.	30,687	30,482
Navin Fluorine International, Ltd.	486	21,461
Navneet Education, Ltd. (A)	6,879	7,974
NBCC India, Ltd.	20,368	13,729
NCC, Ltd.	22,228	25,572
NESCO, Ltd. (A)	1,774	13,483
Nestle India, Ltd.	576	139,389
NHPC, Ltd.	49,668	17,715
NIIT, Ltd.	4,498	11,791
NMDC, Ltd.	20,256	50,041
NOCIL, Ltd. (A)	4,078	11,421
NTPC, Ltd.	64,531	97,091
Oberoi Realty, Ltd. (A)	5,897	47,539
Oil & Natural Gas Corp., Ltd.	49,081	76,326
Oil India, Ltd.	11,025	20,331
Omaxe, Ltd. (A)	3,052	3,385
Oracle Financial Services Software, Ltd.	733	35,638
Orient Cement, Ltd.	11,602	22,952
Page Industries, Ltd.	144	62,208
Parag Milk Foods, Ltd. (B)	3,025	5,734
Persistent Systems, Ltd.	2,040	70,005
Petronet LNG, Ltd.	31,783	105,459
Pfizer, Ltd.	365	25,842
PI Industries, Ltd.	1,410	50,547
Pidilite Industries, Ltd. (A)	1,980	56,468
Piramal Enterprises, Ltd.	2,644	64,967
PNB Housing Finance, Ltd. (A)(B)	3,296	19,895
PNC Infratech, Ltd.	3,706	13,184
Power Finance Corp., Ltd.	36,899	61,296
Power Grid Corp. of India, Ltd.	34,710	108,190
Praj Industries, Ltd. (A)	5,641	26,131
Prestige Estates Projects, Ltd. (A)	11,651	43,996
Prism Johnson, Ltd. (A)	8,573	15,315
Procter & Gamble Health, Ltd.	219	17,961
Procter & Gamble Hygiene & Health Care, Ltd.	209	37,715
PTC India, Ltd.	18,544	22,910
Punjab National Bank (A)	48,156	28,123
Quess Corp., Ltd. (B)	3,110	29,535
Radico Khaitan, Ltd.	2,854	24,126
Rain Industries, Ltd.	8,295	20,444
Rajesh Exports, Ltd.	2,147	15,346
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Rallis India, Ltd.	4,796	$20,566
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	13,989
Ratnamani Metals & Tubes, Ltd. (A)	755	20,219
Raymond, Ltd. (A)	2,169	11,157
RBL Bank, Ltd. (A)(B)	19,118	56,900
REC, Ltd.	37,469	75,558
Redington India, Ltd. (A)	17,968	54,461
Relaxo Footwears, Ltd.	1,337	20,555
Reliance Industries, Ltd.	43,437	1,254,199
Reliance Power, Ltd. (A)	70,059	8,007
Sanofi India, Ltd.	330	35,144
SBI Life Insurance Company, Ltd. (B)	2,278	30,789
Schaeffler India, Ltd.	316	23,062
Sequent Scientific, Ltd. (A)	6,725	25,095
SH Kelkar & Company, Ltd. (B)	2,917	6,474
Shoppers Stop, Ltd. (A)	6,430	19,687
Shree Cement, Ltd. (A)	180	68,525
Shriram City Union Finance, Ltd.	1,314	31,168
Shriram Transport Finance Company, Ltd.	8,324	167,350
Siemens, Ltd.	491	13,807
SKF India, Ltd.	1,306	42,298
Sobha, Ltd.	2,447	16,085
Solar Industries India, Ltd.	775	15,086
Sonata Software, Ltd.	2,617	24,588
SpiceJet, Ltd. (A)	9,074	9,927
SRF, Ltd.	858	76,925
State Bank of India (A)	21,389	124,443
Steel Authority of India, Ltd.	35,661	59,518
Sterlite Technologies, Ltd.	5,984	20,616
Strides Pharma Science, Ltd.	1,444	15,845
Sudarshan Chemical Industries, Ltd. (A)	1,793	16,179
Sun Pharmaceutical Industries, Ltd.	14,156	131,321
Sun TV Network, Ltd.	3,349	25,159
Sundaram Finance Holdings, Ltd.	6,835	6,646
Sundaram Finance, Ltd.	1,639	56,333
Sundaram-Clayton, Ltd.	697	33,334
Sundram Fasteners, Ltd.	4,560	49,653
Sunteck Realty, Ltd.	3,702	14,770
Supreme Industries, Ltd.	1,453	44,870
Supreme Petrochem, Ltd.	1,965	20,313
Suven Pharmaceuticals, Ltd.	7,762	55,966
Suvidhaa Infoserve, Ltd. (A)	257	79
Syngene International, Ltd. (A)(B)	5,386	43,652
Tanla Platforms, Ltd.	1,023	12,842
Tata Chemicals, Ltd.	2,841	27,757
Tata Communications, Ltd.	2,825	40,873
Tata Consultancy Services, Ltd.	24,351	1,056,450
Tata Consumer Products, Ltd.	18,202	163,884
Tata Elxsi, Ltd.	1,315	65,811
Tata Metaliks, Ltd.	1,562	23,074
Tata Motors, Ltd. (A)	45,265	199,207
Tata Steel, Ltd.	17,877	272,210
Tech Mahindra, Ltd.	15,352	217,143
The Great Eastern Shipping Company, Ltd.	4,812	27,604
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
The India Cements, Ltd.	6,706	$16,783
The Indian Hotels Company, Ltd.	21,970	40,359
The Jammu & Kashmir Bank, Ltd. (A)	20,026	7,922
The Karnataka Bank, Ltd. (A)	11,008	9,780
The Karur Vysya Bank, Ltd. (A)	30,314	24,241
The Phoenix Mills, Ltd. (A)	3,443	36,029
The Ramco Cements, Ltd.	4,331	57,419
The South Indian Bank, Ltd. (A)	46,489	6,600
The Tata Power Company, Ltd.	51,479	74,893
Thermax, Ltd. (A)	1,264	25,407
Thomas Cook India, Ltd. (A)	8,758	7,021
Thyrocare Technologies, Ltd. (B)	792	11,354
Time Technoplast, Ltd.	8,084	9,718
Timken India, Ltd.	647	11,932
Titan Company, Ltd.	5,221	113,617
Torrent Pharmaceuticals, Ltd.	1,873	69,993
Torrent Power, Ltd.	6,822	40,362
Trident, Ltd.	74,360	16,709
Triveni Engineering & Industries, Ltd. (A)	7,321	14,265
Tube Investments of India, Ltd.	6,351	101,012
TVS Motor Company, Ltd.	1,895	16,175
UltraTech Cement, Ltd.	1,459	132,841
United Spirits, Ltd. (A)	6,131	51,634
UPL, Ltd.	19,517	218,375
VA Tech Wabag, Ltd. (A)	1,854	6,854
Vaibhav Global, Ltd.	4,525	53,157
Vakrangee, Ltd.	23,506	13,143
Vardhman Textiles, Ltd. (A)	726	12,791
Varun Beverages, Ltd.	2,536	35,331
Venky's India, Ltd. (A)	337	10,977
Vesuvius India, Ltd.	690	9,625
V-Guard Industries, Ltd. (A)	5,667	21,414
Vinati Organics, Ltd.	1,364	33,628
V-Mart Retail, Ltd. (A)	527	19,738
Vodafone Idea, Ltd. (A)	184,086	22,081
VST Industries, Ltd.	649	29,547
Welspun Corp., Ltd.	6,625	13,572
Welspun Enterprises, Ltd.	5,021	7,481
Welspun India, Ltd.	19,448	24,291
West Coast Paper Mills, Ltd. (A)	2,240	6,714
Wheels India, Ltd.	626	4,906
Wipro, Ltd.	43,124	319,542
Wockhardt, Ltd. (A)	2,843	25,791
Yes Bank, Ltd. (A)	94,414	17,437
Zee Entertainment Enterprises, Ltd.	33,911	98,834
Zensar Technologies, Ltd.	4,737	18,880
Indonesia 1.5%		3,068,386
Ace Hardware Indonesia Tbk PT	416,900	43,483
Adaro Energy Tbk PT	644,300	52,753
AKR Corporindo Tbk PT	65,100	14,752
Alam Sutera Realty Tbk PT (A)	750,400	9,397
Aneka Tambang Tbk	220,654	38,012
Arwana Citramulia Tbk PT	630,900	31,582
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Astra International Tbk PT	270,800	$97,531
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,248
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	13,396
Bakrie Telecom Tbk PT (A)(D)	22,579,900	39,517
Bank BTPN Syariah Tbk PT	79,200	14,684
Bank Central Asia Tbk PT	157,900	350,180
Bank Danamon Indonesia Tbk PT	92,271	15,107
Bank Mandiri Persero Tbk PT	254,092	103,016
Bank Negara Indonesia Persero Tbk PT	107,203	39,014
Bank Pan Indonesia Tbk PT (A)	191,900	11,628
Bank Rakyat Indonesia Persero Tbk PT	749,700	213,620
Bank Tabungan Negara Persero Tbk PT (A)	190,698	21,204
Barito Pacific Tbk PT	326,600	20,325
BISI International Tbk PT	514,000	41,376
Buana Lintas Lautan Tbk PT (A)	605,600	12,627
Bukit Asam Tbk PT	184,700	28,312
Bumi Serpong Damai Tbk PT (A)	427,200	33,359
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,215
Capital Financial Indonesia Tbk PT (A)	369,300	9,829
Charoen Pokphand Indonesia Tbk PT	137,720	64,552
Ciputra Development Tbk PT	455,461	33,933
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	41,660
City Retail Developments Tbk PT (A)	1,918,900	20,210
Elnusa Tbk PT	400,600	8,462
Erajaya Swasembada Tbk PT (A)	459,100	18,956
Gudang Garam Tbk PT (A)	11,943	27,491
Hanson International Tbk PT (A)(D)	4,000,200	14,001
Indah Kiat Pulp & Paper Tbk PT	98,200	57,570
Indika Energy Tbk PT (A)	129,600	11,565
Indo Tambangraya Megah Tbk PT	23,700	21,516
Indocement Tunggal Prakarsa Tbk PT	39,800	33,208
Indofood CBP Sukses Makmur Tbk PT	37,500	21,325
Indofood Sukses Makmur Tbk PT	181,000	78,851
Indo-Rama Synthetics Tbk PT (A)	54,100	17,748
Indosat Tbk PT (A)	29,500	12,894
Inovisi Infracom Tbk PT (A)(D)	671,012	132
Japfa Comfeed Indonesia Tbk PT	311,000	44,144
Kalbe Farma Tbk PT	565,000	56,926
Kapuas Prima Coal Tbk PT (A)	551,200	4,975
Kawasan Industri Jababeka Tbk PT (A)	2,007,762	25,993
Link Net Tbk PT	56,900	16,282
Lippo Karawaci Tbk PT (A)	1,947,337	20,698
Mayora Indah Tbk PT	103,900	18,905
Medco Energi Internasional Tbk PT (A)	376,992	17,928
Merdeka Copper Gold Tbk PT (A)	234,100	42,632
Mitra Adiperkasa Tbk PT (A)	359,500	17,352
Mitra Keluarga Karyasehat Tbk PT	85,700	15,350
MNC Sky Vision Tbk PT (A)	430,900	19,591
MNC Vision Networks Tbk PT (A)	520,500	8,452
Pabrik Kertas Tjiwi Kimia Tbk PT	20,000	12,498
Pakuwon Jati Tbk PT (A)	592,000	20,621
Paninvest Tbk PT (A)	379,500	19,797
Perusahaan Gas Negara Tbk PT (A)	367,300	29,022
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	19,770
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
Indonesia (continued)
Pool Advista Indonesia Tbk PT (A)(D)	37,300	$131
PP Persero Tbk PT	214,287	16,413
Puradelta Lestari Tbk PT	506,700	7,585
Ramayana Lestari Sentosa Tbk PT	152,300	7,035
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,627
Sampoerna Agro Tbk PT (A)	618,600	80,136
Sarana Menara Nusantara Tbk PT	545,700	44,862
Semen Indonesia Persero Tbk PT	87,000	58,754
Sinar Mas Multiartha Tbk PT (A)	37,000	29,806
Sri Rejeki Isman Tbk PT (D)	937,100	9,589
Sugih Energy Tbk PT (A)(D)	8,409,300	29,434
Sumber Alfaria Trijaya Tbk PT	217,500	13,845
Summarecon Agung Tbk PT (A)	339,900	21,494
Surya Citra Media Tbk PT (A)	218,700	24,083
Surya Semesta Internusa Tbk PT (A)	132,900	3,944
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	615,500	141,121
Tempo Scan Pacific Tbk PT	65,700	6,875
Tower Bersama Infrastructure Tbk PT	267,300	44,718
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,702
Transcoal Pacific Tbk PT	27,200	15,424
Trias Sentosa Tbk PT	706,000	23,119
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Ridean Tbk PT	542,200	44,848
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	22,827
Unilever Indonesia Tbk PT	123,800	50,065
United Tractors Tbk PT	67,500	103,101
Vale Indonesia Tbk PT	65,100	21,337
Waskita Beton Precast Tbk PT (A)	592,800	7,299
Waskita Karya Persero Tbk PT	287,002	20,579
Wijaya Karya Persero Tbk PT	178,676	15,052
XL Axiata Tbk PT	141,800	23,404
Malaysia 1.6%		3,266,924
7-Eleven Malaysia Holdings BHD	7,039	2,436
AEON Credit Service M BHD	7,140	20,893
AirAsia Group BHD (A)	117,800	23,913
Alliance Bank Malaysia BHD (A)	38,100	24,437
AMMB Holdings BHD	46,050	32,191
Astro Malaysia Holdings BHD	58,000	15,282
Axiata Group BHD	52,007	46,505
Batu Kawan BHD	18,700	86,934
Berjaya Sports Toto BHD	31,065	14,951
BIMB Holdings BHD (C)	25,000	23,237
Bintulu Port Holdings BHD	300	301
Boustead Holdings BHD (A)	20,507	2,901
Boustead Plantations BHD	760	107
British American Tobacco Malaysia BHD	6,400	24,457
Bursa Malaysia BHD	12,800	25,300
Cahya Mata Sarawak BHD	29,300	11,540
Carlsberg Brewery Malaysia BHD	3,600	19,159
CIMB Group Holdings BHD	82,360	86,670
Comfort Glove Bhd	24,000	12,669
Cypark Resources BHD (A)	34,200	9,594
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
D&O Green Technologies BHD	21,500	$22,266
Dayang Enterprise Holdings BHD (A)(C)	35,200	11,751
Dialog Group BHD	48,660	34,483
DiGi.Com BHD	56,480	58,710
DRB-Hicom BHD	45,900	20,552
Eco World Development Group BHD	30,700	4,566
Fraser & Neave Holdings BHD	5,600	36,416
Frontken Corp. BHD	29,400	21,179
Gabungan AQRS BHD	26,010	3,777
Gamuda BHD (A)	40,633	32,022
Gas Malaysia BHD	35,200	23,168
Genting BHD	29,800	35,388
Genting Malaysia BHD	34,700	23,254
Genting Plantations BHD	10,000	19,527
George Kent Malaysia BHD	33,700	6,108
Globetronics Technology BHD	39,686	20,036
Guan Chong Bhd	16,900	10,959
HAP Seng Consolidated BHD	15,839	31,784
Hartalega Holdings BHD (C)	30,300	67,366
Heineken Malaysia BHD	2,100	12,090
Hibiscus Petroleum BHD	88,200	13,223
Hong Leong Bank BHD	9,434	42,429
Hong Leong Financial Group BHD	4,961	21,411
IGB BHD (A)	46,072	30,993
IHH Healthcare BHD	21,200	27,373
IJM Corp. BHD	68,160	29,650
Inari Amertron BHD	43,036	32,656
IOI Corp. BHD	43,100	42,855
IOI Properties Group BHD	48,571	15,152
JAKS Resources BHD (A)	114,140	16,143
Keck Seng Malaysia BHD (A)	65,150	54,877
Kim Loong Resources BHD	100	36
Kossan Rubber Industries	36,500	36,210
KPJ Healthcare BHD	45,500	10,837
Kuala Lumpur Kepong BHD (C)	7,605	40,954
LPI Capital BHD	11,020	36,255
Magnum BHD	35,653	17,157
Malakoff Corp. BHD	78,100	15,203
Malayan Banking BHD	66,554	131,965
Malaysia Airports Holdings BHD (A)	22,388	29,785
Malaysia Building Society BHD	73,796	11,234
Malaysian Pacific Industries BHD	2,238	20,127
Malaysian Resources Corp. BHD	124,363	13,380
Maxis BHD	51,585	59,253
Mega First Corp. BHD	3,300	5,841
MISC BHD	27,550	45,889
MPHB Capital BHD (A)	99,200	30,300
Muhibbah Engineering M BHD	10,300	2,340
My EG Services BHD	61,415	28,948
Nestle Malaysia BHD	1,400	46,219
Oriental Holdings BHD	26,820	33,611
Padini Holdings BHD (A)	21,500	15,027
Pentamaster Corp. BHD	13,562	15,330
Petronas Chemicals Group BHD (C)	44,000	86,568
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
Malaysia (continued)
Petronas Dagangan BHD	5,900	$27,543
Petronas Gas BHD	8,300	32,525
PPB Group BHD	6,300	28,378
Press Metal Aluminium Holdings BHD	38,700	48,666
Public Bank BHD	245,800	253,905
QL Resources BHD	21,735	31,546
RHB Bank BHD	30,862	40,096
Sam Engineering & Equipment M BHD	3,000	4,873
Sapura Energy BHD (A)	592,857	18,606
Scientex BHD	11,900	11,975
SEG International BHD	33,942	5,214
Serba Dinamik Holdings BHD	57,750	22,494
Sime Darby BHD	93,374	51,452
Sime Darby Plantation BHD	26,174	28,738
Sime Darby Property BHD	130,274	19,533
SKP Resources BHD	21,625	7,581
SP Setia BHD Group (A)	53,308	13,413
Sunway BHD	29,977	11,528
Supermax Corp. BHD (C)	28,413	29,071
Syarikat Takaful Malaysia Keluarga BHD	23,400	25,428
Tan Chong Motor Holdings BHD	16,900	4,743
Telekom Malaysia BHD	30,456	45,670
Tenaga Nasional BHD	28,100	67,895
TIME dotCom BHD	11,040	37,347
Top Glove Corp. BHD (C)	90,400	111,176
Tropicana Corp. BHD (A)	106,201	23,384
UEM Sunrise BHD (A)	113,366	11,375
UMW Holdings BHD	14,100	10,817
United Malacca BHD	29,750	36,422
United Plantations BHD	4,900	16,635
UOA Development BHD	45,300	19,954
Velesto Energy BHD (A)	250,631	8,182
ViTrox Corp. BHD	4,200	15,563
Westports Holdings BHD	20,500	21,315
Yinson Holdings BHD (C)	33,600	40,225
YTL Corp. BHD (A)	152,561	25,081
YTL Power International BHD (A)	120,000	20,465
Malta 0.0%		14,081
Brait PLC (A)	71,955	14,081
Mexico 2.7%		5,413,979
ALEATICA SAB de CV	9,600	9,813
Alfa SAB de CV, Class A	190,450	133,290
Alpek SAB de CV	28,981	32,767
Alsea SAB de CV (A)	28,875	47,695
America Movil SAB de CV, Series L	475,298	364,623
Arca Continental SAB de CV	3,472	19,286
Banco del Bajio SA (B)	31,497	53,987
Becle SAB de CV	6,635	16,596
Bolsa Mexicana de Valores SAB de CV	16,163	36,314
Cemex SAB de CV (A)	214,952	177,634
Coca-Cola Femsa SAB de CV	5,951	29,086
Coca-Cola Femsa SAB de CV, ADR	600	29,412
Controladora Nemak SAB de CV (A)	139,955	21,923
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Mexico (continued)
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	$48,120
Corp. Inmobiliaria Vesta SAB de CV	22,784	46,339
Dine SAB de CV (A)	103,700	78,095
El Puerto de Liverpool SAB de CV, Series C1	5,226	21,908
Elementia SAB de CV (A)(B)	22,179	15,678
Fomento Economico Mexicano SAB de CV	16,775	137,549
Genomma Lab Internacional SAB de CV, Class B (A)	23,657	24,705
Gentera SAB de CV (A)	80,333	45,373
Gruma SAB de CV, Class B	5,255	56,595
Grupo Aeroportuario del Centro Norte SAB de CV (A)	9,111	58,294
Grupo Aeroportuario del Pacifico SAB de CV, ADR (A)	536	56,500
Grupo Aeroportuario del Sureste SAB de CV, ADR (A)	328	57,935
Grupo Bimbo SAB de CV, Series A	38,348	83,365
Grupo Carso SAB de CV, Series A1 (A)	10,209	30,702
Grupo Cementos de Chihuahua SAB de CV	5,743	41,967
Grupo Comercial Chedraui SA de CV	18,846	30,107
Grupo Elektra SAB de CV	1,095	89,090
Grupo Financiero Banorte SAB de CV, Series O	46,552	317,530
Grupo Financiero Inbursa SAB de CV, Series O (A)	41,050	40,601
Grupo Gigante SAB de CV (A)	166,920	212,442
Grupo Herdez SAB de CV	9,671	21,364
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	21,300
Grupo Industrial Saltillo SAB de CV	41,607	62,667
Grupo KUO SAB de CV, Series B (A)	136,788	322,020
Grupo Lala SAB de CV	23,373	19,139
Grupo Mexico SAB de CV, Series B	46,976	225,470
Grupo Sanborns SAB de CV (A)	187,200	183,271
Grupo Simec SAB de CV, Series B (A)	12,062	88,415
Grupo Televisa SAB	71,864	187,002
Hoteles City Express SAB de CV (A)	17,674	5,572
Industrias Bachoco SAB de CV, Series B	7,795	30,036
Industrias CH SAB de CV, Series B (A)	14,379	104,677
Industrias Penoles SAB de CV (A)	4,093	61,085
Infraestructura Energetica Nova SAB de CV (A)	15,405	63,467
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	48,611
La Comer SAB de CV	12,689	23,992
Megacable Holdings SAB de CV, Series CPO	31,270	117,274
Minera Frisco SAB de CV, Series A1 (A)	210,063	43,873
Minera Frisco SAB de CV, Series A2 (A)	344,499	65,724
Nemak SAB de CV (A)(B)	27,159	9,068
Orbia Advance Corp. SAB de CV	44,532	125,672
Organizacion Cultiba SAB de CV	45,332	27,470
Organizacion Soriana SAB de CV, Series B (A)	603,532	579,958
Promotora y Operadora de Infraestructura SAB de CV	7,381	59,080
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	21,086
Qualitas Controladora SAB de CV	4,704	25,872
Regional SAB de CV	17,949	96,828
Telesites SAB de CV (A)(C)	70,004	67,199
Unifin Financiera SAB de CV (A)	10,570	12,418
Vitro SAB de CV, Series A	21,684	26,999
Wal-Mart de Mexico SAB de CV	63,287	202,049
Netherlands 0.0%		44,759
VEON, Ltd., ADR (A)	24,593	44,759
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
Peru 0.1%		$255,749
Cementos Pacasmayo SAA, ADR (C)	3,513	26,278
Cia de Minas Buenaventura SAA, ADR (A)	2,497	28,765
Credicorp, Ltd. (A)	1,460	200,706
Fossal SAA, ADR (A)	633	0
Philippines 1.2%		2,541,927
8990 Holdings, Inc. (A)	111,700	17,006
Aboitiz Equity Ventures, Inc.	50,150	41,924
Aboitiz Power Corp.	37,100	18,159
ACR MINING Corp. (A)(D)	3,145	1,178
Alliance Global Group, Inc.	165,600	35,344
Ayala Corp.	2,700	43,983
Ayala Land, Inc.	54,500	39,326
Bank of the Philippine Islands	50,510	88,678
BDO Unibank, Inc.	54,922	116,949
Belle Corp. (A)	887,000	26,336
Bloomberry Resorts Corp. (A)	234,200	33,307
Cebu Air, Inc. (A)	20,490	19,015
Century Pacific Food, Inc.	56,050	27,556
China Banking Corp.	182,335	93,438
COL Financial Group, Inc.	100,000	8,665
Cosco Capital, Inc.	126,900	13,540
D&L Industries, Inc.	183,300	28,267
DMCI Holdings, Inc.	313,100	36,545
Eagle Cement Corp.	35,100	9,257
Emperador, Inc.	80,000	16,407
Filinvest Land, Inc.	909,750	20,173
First Gen Corp.	31,500	18,915
First Philippine Holdings Corp.	30,300	43,101
Globe Telecom, Inc.	895	33,914
GT Capital Holdings, Inc.	2,746	33,878
Integrated Micro-Electronics, Inc. (A)	54,655	10,175
International Container Terminal Services, Inc.	21,940	67,116
JG Summit Holdings, Inc.	52,277	63,632
Jollibee Foods Corp.	9,940	39,711
LT Group, Inc.	87,200	25,702
Manila Electric Company	5,260	31,250
Max's Group, Inc. (A)	52,200	6,934
Megawide Construction Corp. (A)	57,870	7,620
Megaworld Corp.	515,500	33,739
Metro Pacific Investments Corp.	465,300	38,246
Metropolitan Bank & Trust Company	32,944	33,701
Nickel Asia Corp.	255,060	27,835
Petron Corp. (A)	165,900	10,693
Philex Mining Corp.	67,800	10,493
Philippine Stock Exchange, Inc.	12,074	42,426
Phoenix Petroleum Philippines, Inc. (A)	100,600	27,387
Pilipinas Shell Petroleum Corp. (A)	33,380	14,493
PLDT, Inc.	2,130	58,743
Puregold Price Club, Inc.	41,800	34,335
RFM Corp.	101,000	10,025
Rizal Commercial Banking Corp.	184,093	68,902
Robinsons Land Corp.	107,596	38,549
Robinsons Retail Holdings, Inc.	27,050	29,338
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Philippines (continued)
San Miguel Corp.	23,434	$56,901
San Miguel Food and Beverage, Inc.	21,830	32,402
Security Bank Corp.	10,247	26,365
Semirara Mining & Power Corp.	82,220	22,669
SM Investments Corp.	2,595	53,216
SM Prime Holdings, Inc.	118,504	91,427
Top Frontier Investment Holdings, Inc. (A)	24,482	68,121
Union Bank of the Philippines	300,071	470,876
Universal Robina Corp.	20,710	61,495
Vista Land & Lifescapes, Inc.	295,200	23,514
Vistamalls, Inc.	172,400	13,636
Wilcon Depot, Inc.	66,800	25,399
Poland 0.9%		1,892,011
Alior Bank SA (A)	6,720	62,079
Apator SA	2,536	16,653
Asseco Poland SA	2,669	53,068
Bank Handlowy w Warszawie SA (A)	1,958	24,454
Bank Millennium SA (A)	25,326	34,671
Bank Polska Kasa Opieki SA (A)	1,680	43,629
Benefit Systems SA (A)	45	12,133
Budimex SA	366	30,469
CCC SA (A)	1,846	60,136
CD Projekt SA	767	37,189
Ciech SA (A)	2,152	26,676
Cyfrowy Polsat SA	4,096	34,176
Dino Polska SA (A)(B)	881	68,284
Dom Development SA	481	19,977
Enea SA (A)	9,798	22,901
Eurocash SA (A)	3,066	12,819
Famur SA (A)	18,129	11,468
Firma Oponiarska Debica SA	1,550	35,007
Globe Trade Centre SA (A)	16,195	29,985
Grupa Azoty SA (A)	2,417	22,588
Grupa Kety SA	639	104,100
Grupa Lotos SA	2,650	37,150
ING Bank Slaski SA (A)	539	28,269
Inter Cars SA (A)	235	24,918
Jastrzebska Spolka Weglowa SA (A)	2,183	21,573
KGHM Polska Miedz SA (A)	2,494	137,625
KRUK SA	617	43,331
LiveChat Software SA	519	16,791
LPP SA (A)	20	62,325
Lubelski Wegiel Bogdanka SA (A)	888	5,708
mBank SA (A)	266	21,688
Netia SA (A)	53,777	87,804
Neuca SA	55	11,788
Orange Polska SA (A)	19,328	35,313
PGE Polska Grupa Energetyczna SA (A)	22,745	62,887
PlayWay SA	99	12,969
Polski Koncern Naftowy ORLEN SA	8,896	193,374
Polskie Gornictwo Naftowe i Gazownictwo SA	25,583	45,883
Powszechna Kasa Oszczednosci Bank Polski SA (A)	11,661	126,186
Powszechny Zaklad Ubezpieczen SA (A)	6,302	63,228
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Poland (continued)
Santander Bank Polska SA (A)	525	$38,671
Tauron Polska Energia SA (A)	42,147	38,911
Wirtualna Polska Holding SA	420	13,157
Qatar 0.3%		652,909
Aamal Company	78,358	21,252
Barwa Real Estate Company	43,270	38,918
Commercial Bank PSQC	8,764	12,896
Doha Bank QPSC	22,388	17,306
Gulf International Services QSC (A)	55,100	22,222
Industries Qatar QSC	12,510	44,405
Masraf Al Rayan QSC	36,824	45,050
Mesaieed Petrochemical Holding Company	24,081	12,573
Ooredoo QPSC	17,750	33,763
Qatar Electricity & Water Company QSC	5,932	27,063
Qatar Gas Transport Company, Ltd.	51,741	44,530
Qatar Insurance Company SAQ (A)	14,593	10,039
Qatar International Islamic Bank QSC	10,256	26,783
Qatar Islamic Bank SAQ	11,440	54,347
Qatar National Bank QPSC	43,078	208,461
Vodafone Qatar QSC	43,893	21,227
Zad Holding Company	2,835	12,074
Romania 0.1%		88,374
NEPI Rockcastle PLC	12,693	88,374
Russia 1.0%		1,999,885
Etalon Group PLC, GDR	2,625	4,196
Gazprom PJSC, ADR	39,130	277,808
Globaltrans Investment PLC, GDR	2,640	16,999
LUKOIL PJSC, ADR	3,474	282,775
Magnitogorsk Iron & Steel Works PJSC, GDR	2,363	26,319
Mail.Ru Group, Ltd., GDR (A)	1,119	25,774
MMC Norilsk Nickel PJSC, ADR	7,340	262,766
Mobile TeleSystems PJSC, ADR	7,477	68,190
Novatek PJSC, GDR	244	48,574
Novolipetsk Steel PJSC, GDR	1,198	42,888
PhosAgro PJSC, GDR	1,991	40,756
Polyus PJSC, GDR	589	64,097
Ros Agro PLC, GDR	1,484	19,026
Rosneft Oil Company PJSC, GDR	7,688	54,545
Rostelecom PJSC, ADR	3,714	30,883
RusHydro PJSC, ADR	28,619	30,995
Sberbank of Russia PJSC, ADR	27,591	465,736
Severstal PAO, GDR	2,129	48,990
Tatneft PJSC, ADR	2,610	104,818
VTB Bank PJSC, GDR	23,800	31,638
X5 Retail Group NV, GDR	1,747	52,112
Saudi Arabia 0.2%		427,928
Al Rajhi Bank	9,546	262,415
Saudi Basic Industries Corp.	1,342	44,596
Saudi Telecom Company	2,792	91,632
The Saudi National Bank	2,040	29,285
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa 4.9%		$9,971,256
Absa Group, Ltd. (A)	27,900	289,202
Advtech, Ltd.	30,094	30,319
AECI, Ltd.	4,099	30,243
African Rainbow Minerals, Ltd.	5,734	108,959
Alexander Forbes Group Holdings, Ltd.	77,526	22,748
Anglo American Platinum, Ltd.	1,272	160,230
AngloGold Ashanti, Ltd.	7,245	172,726
AngloGold Ashanti, Ltd., ADR	4,794	113,953
Aspen Pharmacare Holdings, Ltd. (A)	15,371	182,877
Astral Foods, Ltd.	1,655	17,736
AVI, Ltd.	10,986	59,344
Barloworld, Ltd. (A)	17,543	151,806
Bid Corp., Ltd. (A)	5,510	116,583
Blue Label Telecoms, Ltd. (A)	40,650	13,584
Capitec Bank Holdings, Ltd.	1,089	130,710
Cashbuild, Ltd.	822	18,062
Caxton & CTP Publishers & Printers, Ltd. (A)	83,154	44,661
Clicks Group, Ltd.	6,862	129,074
Coronation Fund Managers, Ltd.	8,366	33,276
Curro Holdings, Ltd. (A)	9,885	8,187
DataTec, Ltd. (A)	8,344	18,614
Dis-Chem Pharmacies, Ltd. (A)(B)	12,218	26,685
Discovery, Ltd. (A)	16,356	169,609
Distell Group Holdings, Ltd. (A)	2,740	33,761
Exxaro Resources, Ltd.	13,934	153,571
FirstRand, Ltd.	141,880	581,049
Gold Fields, Ltd., ADR	33,093	400,756
Harmony Gold Mining Company, Ltd., ADR	29,967	154,630
Impala Platinum Holdings, Ltd.	30,840	532,549
Imperial Logistics, Ltd.	9,991	36,073
Investec, Ltd.	14,490	60,971
Italtile, Ltd.	28,750	34,625
JSE, Ltd.	3,574	29,797
KAP Industrial Holdings, Ltd. (A)	207,408	67,454
Kumba Iron Ore, Ltd.	1,308	58,280
Liberty Holdings, Ltd. (A)	4,044	19,940
Life Healthcare Group Holdings, Ltd. (A)	86,722	137,850
Long4Life, Ltd. (A)	47,159	16,005
Massmart Holdings, Ltd. (A)	7,381	34,768
Metair Investments, Ltd.	12,087	20,169
MiX Telematics, Ltd., ADR	2,273	33,027
Momentum Metropolitan Holdings	57,013	81,415
Motus Holdings, Ltd.	12,498	85,638
Mpact, Ltd.	6,725	10,738
Mr. Price Group, Ltd.	8,806	147,900
MTN Group, Ltd. (A)	64,641	475,425
MultiChoice Group	18,554	183,967
Murray & Roberts Holdings, Ltd. (A)	96,062	73,158
Naspers, Ltd., N Shares	3,618	797,505
Nedbank Group, Ltd. (A)	14,075	163,401
Netcare, Ltd. (A)	55,218	61,701
Ninety One, Ltd.	7,245	24,122
Northam Platinum, Ltd. (A)	7,939	127,639
Oceana Group, Ltd.	3,370	17,610
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
South Africa (continued)
Old Mutual, Ltd.	159,091	$165,034
Omnia Holdings, Ltd. (A)	11,833	42,969
Pepkor Holdings, Ltd. (A)(B)	24,702	35,985
Pick n Pay Stores, Ltd.	14,046	59,539
PPC, Ltd. (A)	133,079	33,287
PSG Group, Ltd.	7,268	42,051
Raubex Group, Ltd.	10,511	25,244
RCL Foods, Ltd.	10,269	6,868
Reunert, Ltd.	7,864	30,332
Royal Bafokeng Platinum, Ltd.	12,412	88,710
Sanlam, Ltd.	52,020	222,571
Santam, Ltd. (A)	1,313	25,290
Sappi, Ltd. (A)	44,619	138,876
Sasol, Ltd. (A)	20,349	331,808
Shoprite Holdings, Ltd.	14,659	162,411
Sibanye Stillwater, Ltd., ADR	21,507	395,944
Standard Bank Group, Ltd.	33,031	318,957
Sun International, Ltd. (A)	15,179	21,188
Super Group, Ltd. (A)	21,896	49,432
Telkom SA SOC, Ltd.	16,120	56,909
The Bidvest Group, Ltd.	9,748	137,556
The Foschini Group, Ltd. (A)	18,232	176,398
The SPAR Group, Ltd.	9,209	126,758
Tiger Brands, Ltd.	6,459	105,654
Transaction Capital, Ltd. (A)	19,851	52,518
Truworths International, Ltd.	12,206	48,836
Vodacom Group, Ltd.	17,448	167,236
Wilson Bayly Holmes-Ovcon, Ltd. (A)	3,159	26,780
Woolworths Holdings, Ltd. (A)	42,428	171,433
South Korea 16.2%		33,211,823
Able C&C Company, Ltd. (A)	359	2,809
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,908
Advanced Process Systems Corp.	1,012	26,024
Aekyung Petrochemical Company, Ltd.	1,138	12,445
AfreecaTV Company, Ltd.	349	29,910
Ahnlab, Inc.	288	17,535
Ajin Industrial Company, Ltd. (A)	2,965	9,613
Alteogen, Inc. (A)	493	31,227
ALUKO Company, Ltd. (A)	3,314	14,935
Amorepacific Corp.	521	133,923
AMOREPACIFIC Group	594	40,545
Aprogen Pharmaceuticals, Inc. (A)	18,480	20,063
Aurora World Corp.	555	5,499
Austem Company, Ltd.	1,208	3,747
Bcworld Pharm Company, Ltd.	17	267
BGF Company, Ltd.	2,408	14,951
BGF retail Company, Ltd.	220	35,298
BH Company, Ltd.	1,811	27,986
Binex Company, Ltd. (A)	1,385	28,299
Binggrae Company, Ltd.	278	15,583
BIT Computer Company, Ltd.	489	4,175
BNK Financial Group, Inc.	10,877	77,486
Boditech Med, Inc.	681	12,325
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Bookook Securities Company, Ltd.	368	$8,348
Boryung Pharmaceutical Company, Ltd.	698	14,350
Bosung Power Technology Company, Ltd. (A)	1,899	5,293
Bukwang Pharmaceutical Company, Ltd.	919	17,553
Busan City Gas Company, Ltd.	186	10,393
Celltrion Healthcare Company, Ltd. (A)	628	67,688
Celltrion Pharm, Inc. (A)	249	30,781
Celltrion, Inc. (A)	2,247	550,466
Chabiotech Company, Ltd. (A)	1,250	21,513
Cheil Worldwide, Inc.	2,237	48,217
Chemtronics Company, Ltd.	1,041	22,586
Cheryong Electric Company, Ltd.	496	3,034
Choa Pharmaceutical Company (A)	887	3,272
Chong Kun Dang Pharmaceutical Corp.	396	46,325
Chongkundang Holdings Corp.	208	20,223
Chosun Refractories Company, Ltd.	99	8,302
CJ CheilJedang Corp.	351	148,656
CJ Corp.	1,166	114,412
CJ ENM Company, Ltd.	412	57,819
CJ Logistics Corp. (A)	437	66,613
Cloud Air Company, Ltd. (A)	1,085	1,646
CMG Pharmaceutical Company, Ltd. (A)	4,018	16,133
Com2uSCorp	281	33,318
Coreana Cosmetics Company, Ltd. (A)	428	1,964
Cosmax, Inc. (A)	417	47,064
Cosmochemical Company, Ltd. (A)	950	9,570
Coway Company, Ltd.	1,438	104,722
CrystalGenomics, Inc. (A)	2,100	15,406
CS Wind Corp.	504	34,842
CTC BIO, Inc. (A)	644	3,807
Cuckoo Holdings Company, Ltd.	129	16,177
Cuckoo Homesys Company, Ltd.	761	35,082
D.I Corp.	851	5,408
Dae Won Kang Up Company, Ltd.	3,502	13,473
Daea TI Company, Ltd.	1,930	10,734
Daedong Corp.	657	7,806
Daehan Steel Company, Ltd.	1,190	22,573
Daejoo Electronic Materials Company, Ltd.	405	16,827
Daesang Corp.	1,153	30,521
Daewon Cable Company, Ltd. (A)	2,197	3,257
Daewon Pharmaceutical Company, Ltd.	712	10,211
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	55,910
Daewoong Pharmaceutical Company, Ltd.	135	19,154
Daihan Pharmaceutical Company, Ltd.	428	13,264
Daishin Securities Company, Ltd.	1,799	29,485
Danal Company, Ltd. (A)	1,829	11,202
Daou Technology, Inc.	1,699	41,445
Dasan Networks, Inc. (A)	946	8,229
Dawonsys Company, Ltd.	1,082	18,127
DB Financial Investment Company, Ltd.	3,443	22,104
DB HiTek Company, Ltd.	977	45,513
DB Insurance Company, Ltd.	2,572	116,640
DB, Inc. (A)	6,345	5,582
Dentium Company, Ltd.	535	27,564
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
South Korea (continued)
Deutsch Motors, Inc.	2,653	$19,526
DGB Financial Group, Inc.	6,891	58,330
DHP Korea Company, Ltd.	549	4,109
DI Dong Il Corp.	114	18,730
DIO Corp. (A)	618	21,405
DL Construction Company, Ltd.	32	1,036
DL E&C Company, Ltd. (A)	885	106,374
DL Holdings Company, Ltd.	706	52,680
Dong-A ST Company, Ltd.	230	17,532
Dong-Ah Geological Engineering Company, Ltd.	855	17,125
Dongjin Semichem Company, Ltd.	1,855	47,949
DongKook Pharmaceutical Company, Ltd.	903	23,301
Dongkuk Steel Mill Company, Ltd.	3,295	67,036
Dongsuh Companies, Inc.	1,160	31,373
Dongsung Chemical Company, Ltd.	982	5,452
Dongsung Finetec Company, Ltd.	639	7,388
Dongwha Enterprise Company, Ltd. (A)	429	26,767
Dongwon F&B Company, Ltd.	69	14,565
Dongwon Industries Company, Ltd.	102	27,449
Dongwon Systems Corp.	324	13,041
Doosan Bobcat, Inc. (A)	1,640	74,339
Doosan Company, Ltd.	217	16,849
Doosan Fuel Cell Company, Ltd. (A)	821	31,454
Doosan Heavy Industries & Construction Company, Ltd. (A)	5,474	87,603
Doosan Infracore Company, Ltd. (A)	7,672	85,185
DoubleUGames Company, Ltd.	350	21,206
Douzone Bizon Company, Ltd.	422	31,892
Duk San Neolux Company, Ltd. (A)	786	29,671
Ecopro Company, Ltd.	661	31,612
Ecopro HN Company, Ltd. (A)	135	19,601
Ehwa Technologies Information Company, Ltd. (A)	4,172	9,554
E-MART, Inc.	551	77,079
EMW Company, Ltd. (A)(D)	8,120	15,180
ENF Technology Company, Ltd.	543	17,274
Eo Technics Company, Ltd.	333	33,557
Estechpharma Company, Ltd.	422	4,593
Eugene Corp.	3,338	17,590
Eugene Investment & Securities Company, Ltd.	7,899	34,027
Eugene Technology Company, Ltd.	653	27,502
F&F Company, Ltd. (A)	172	68,936
F&F Holdings Company, Ltd.	173	6,258
Fila Holdings Corp.	1,679	82,544
Foosung Company, Ltd. (A)	2,863	25,778
Gamevil, Inc. (A)	325	11,733
Genexine, Inc. (A)	229	20,547
Geumhwa PSC Company, Ltd.	327	9,861
GNCO Company, Ltd. (A)	3,240	2,609
GOLFZON Company, Ltd.	304	30,948
Grand Korea Leisure Company, Ltd. (A)	2,113	35,076
Green Cross Cell Corp.	117	4,312
Green Cross Corp.	117	36,426
Green Cross Holdings Corp.	976	30,327
GS Engineering & Construction Corp.	2,836	112,790
GS Global Corp. (A)	4,428	11,227
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
GS Holdings Corp.	3,212	$133,083
GS Home Shopping, Inc.	189	25,343
GS Retail Company, Ltd.	1,539	51,358
Halla Holdings Corp.	659	25,506
Hana Financial Group, Inc.	7,654	312,453
Hana Micron, Inc. (A)	1,925	24,714
Hanall Biopharma Company, Ltd. (A)	1,203	24,090
Handok, Inc.	440	11,422
Handsome Company, Ltd.	592	23,783
Hanil Cement Company, Ltd.	130	19,224
Hanil Hyundai Cement Company, Ltd.	101	3,734
Hanjin Kal Corp. (A)	358	21,081
Hanjin Transportation Company, Ltd.	574	20,930
Hankook Tire & Technology Company, Ltd.	3,529	152,754
Hanmi Pharm Company, Ltd.	121	38,255
Hanmi Science Company, Ltd.	370	23,223
Hanmi Semiconductor Company, Ltd.	1,328	39,651
HanmiGlobal Company, Ltd.	473	5,275
Hanon Systems	4,596	69,726
Hans Biomed Corp. (A)	412	5,099
Hansae Company, Ltd.	698	16,588
Hansae Yes24 Holdings Company, Ltd.	769	6,444
Hanshin Construction Company, Ltd.	985	21,703
Hansol Chemical Company, Ltd.	257	57,572
Hansol Paper Company, Ltd.	1,635	23,091
Hanssem Company, Ltd.	268	25,940
Hanwha Aerospace Company, Ltd.	1,538	65,239
Hanwha Corp.	1,297	36,914
Hanwha General Insurance Company, Ltd. (A)	6,667	28,261
Hanwha Investment & Securities Company, Ltd. (A)	8,046	35,079
Hanwha Life Insurance Company, Ltd.	11,044	38,743
Hanwha Solutions Corp. (A)	4,210	170,780
Hanyang Eng Company, Ltd.	1,161	19,357
Hanyang Securities Company, Ltd.	2	26
Harim Holdings Company, Ltd.	2,199	20,991
HDC Hyundai Development Co-Engineering & Construction, Series E	845	22,155
HDC I-Controls Company, Ltd.	262	3,032
Hite Jinro Company, Ltd.	1,556	52,762
Hitejinro Holdings Company, Ltd.	5	81
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	5,191
HLB Life Science Company, Ltd. (A)	1,878	17,271
HLB, Inc. (A)	1,038	31,328
HMM Company, Ltd. (A)(C)	5,530	245,912
Homecast Company, Ltd. (A)	1,134	3,050
Hotel Shilla Company, Ltd.	523	45,645
HS Industries Company, Ltd.	3,265	23,698
HSD Engine Company, Ltd. (A)	1,919	18,304
Huchems Fine Chemical Corp.	1,256	24,556
Hugel, Inc. (A)	171	30,765
Humasis Company, Ltd. (A)	1,658	20,957
Humax Company, Ltd. (A)	1,565	6,425
Huons Global Company, Ltd.	630	40,460
Huvis Corp.	1,370	12,892
Huvitz Company, Ltd.	672	5,926
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
South Korea (continued)
Hwa Shin Company, Ltd.	1,306	$8,411
Hyosung Advanced Materials Corp. (A)	100	34,375
Hyosung Chemical Corp. (A)	80	25,868
Hyosung Corp.	456	40,234
Hyosung Heavy Industries Corp. (A)	67	4,164
Hyosung TNC Corp.	79	50,205
Hyundai BNG Steel Company, Ltd.	218	4,158
Hyundai Construction Equipment Company, Ltd. (A)	833	43,000
Hyundai Corp.	702	12,897
Hyundai Corp. Holdings, Inc.	587	7,656
Hyundai Department Store Company, Ltd.	380	30,570
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	21,354
Hyundai Elevator Company, Ltd.	946	45,341
Hyundai Engineering & Construction Company, Ltd.	2,493	125,242
Hyundai Glovis Company, Ltd.	797	136,564
Hyundai Greenfood Company, Ltd.	3,412	33,313
Hyundai Heavy Industries Holdings Company, Ltd.	1,150	71,809
Hyundai Home Shopping Network Corp.	441	37,412
Hyundai HT Company, Ltd.	353	3,273
Hyundai Livart Furniture Company, Ltd.	1,313	21,875
Hyundai Marine & Fire Insurance Company, Ltd.	3,887	85,557
Hyundai Mipo Dockyard Company, Ltd. (A)	934	71,236
Hyundai Mobis Company, Ltd.	1,189	296,356
Hyundai Motor Company	2,149	446,000
Hyundai Pharmaceutical Company, Ltd.	1,136	7,082
Hyundai Rotem Company, Ltd. (A)	807	15,246
Hyundai Steel Company	2,774	132,329
Hyundai Wia Corp.	901	66,306
IHQ, Inc. (A)	4,680	10,045
Iljin Diamond Company, Ltd.	359	13,576
Iljin Materials Company, Ltd.	546	33,214
Ilyang Pharmaceutical Company, Ltd.	639	22,119
iMarketKorea, Inc.	1,567	14,955
Industrial Bank of Korea	10,089	98,090
Innocean Worldwide, Inc.	383	22,265
Inscobee, Inc. (A)	4,497	11,975
Insun ENT Company, Ltd. (A)	1,874	22,245
Interojo Company, Ltd.	1,104	24,690
Interpark Corp.	2,562	11,797
INTOPS Company, Ltd.	657	17,605
IS Dongseo Company, Ltd.	614	33,561
i-SENS, Inc.	526	13,210
IsuPetasys Company, Ltd. (A)	1,131	3,470
Jayjun Cosmetic Company, Ltd. (A)	1,190	2,052
JB Financial Group Company, Ltd.	7,275	50,340
Jcontentree Corp. (A)	206	9,790
Jeil Savings Bank (A)(D)	1,850	0
JVM Company, Ltd.	218	3,419
JW Pharmaceutical Corp.	614	16,039
JYP Entertainment Corp.	1,091	37,350
Kakao Corp.	1,470	160,711
Kanglim Company, Ltd. (A)	1,810	7,526
Kangwon Land, Inc. (A)	2,366	59,214
KAON Media Company, Ltd.	355	3,929
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
KB Financial Group, Inc.	12,086	$619,235
KC Company, Ltd.	858	20,760
KC Tech Company, Ltd.	460	11,475
KCC Corp.	194	54,012
KCC Engineering & Construction Company, Ltd.	812	7,606
KCC Glass Corp.	684	39,647
KEPCO Engineering & Construction Company, Inc.	427	22,308
KEPCO Plant Service & Engineering Company, Ltd.	1,384	56,747
KEYEAST Company, Ltd. (A)	1,106	15,499
Kginicis Company, Ltd.	1,735	34,050
KGMobilians Company, Ltd.	1,431	13,270
KH Electron Company, Ltd. (A)	1,293	1,241
KH FEELUX Company, Ltd. (A)	1,899	5,611
KH Vatec Company, Ltd. (A)	1,223	21,701
Kia Corp.	6,532	494,138
KIWOOM Securities Company, Ltd.	814	89,723
KMH Company, Ltd. (A)	1,202	11,404
KMW Company, Ltd. (A)	436	19,717
Koh Young Technology, Inc.	1,589	37,594
Kolmar BNH Company, Ltd.	589	28,163
Kolmar Korea Company, Ltd.	453	23,858
Kolmar Korea Holdings Company, Ltd.	571	16,535
Kolon Industries, Inc.	1,191	64,779
KoMiCo, Ltd.	489	29,907
Korea Aerospace Industries, Ltd.	1,205	36,538
Korea Alcohol Industrial Company, Ltd.	1,722	22,702
Korea Electric Power Corp.	5,805	132,361
Korea Electric Terminal Company, Ltd.	438	33,270
Korea Gas Corp. (A)	863	25,657
Korea Investment Holdings Company, Ltd.	1,832	171,314
Korea Line Corp. (A)	7,115	21,538
Korea Materials & Analysis Corp. (A)	1,090	3,796
Korea Petrochemical Industrial Company, Ltd.	246	59,607
Korea Real Estate Investment & Trust Company, Ltd.	13,600	29,262
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	105,892
Korea United Pharm, Inc.	348	17,914
Korea Zinc Company, Ltd.	267	110,308
Korean Air Lines Company, Ltd. (A)	8,839	251,593
Korean Reinsurance Company	5,180	45,347
Kortek Corp.	1,000	10,759
KPM Tech Company, Ltd. (A)	4,649	13,590
KPX Chemical Company, Ltd.	134	7,810
KT Corp.	1,250	37,901
KT Skylife Company, Ltd.	2,656	23,176
KT&G Corp.	2,855	214,256
Kukdo Chemical Company, Ltd.	223	15,103
Kuk-il Paper Manufacturing Company, Ltd. (A)	4,965	27,908
Kumho Petrochemical Company, Ltd.	758	158,409
Kumho Tire Company, Inc. (A)	6,125	27,283
KUMHOE&C Company, Ltd.	1,164	11,939
Kwang Dong Pharmaceutical Company, Ltd.	1,959	15,788
Kyongbo Pharmaceutical Company, Ltd.	455	5,071
Kyung Dong Navien Company, Ltd.	334	19,389
L&C Bio Company, Ltd.	662	18,457
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
South Korea (continued)
L&F Company, Ltd.	336	$27,499
Leaders Cosmetics Company, Ltd. (A)	484	2,373
LEENO Industrial, Inc.	261	38,779
LF Corp.	1,828	32,989
LG Chem, Ltd.	705	525,392
LG Corp.	1,446	138,664
LG Display Company, Ltd. (A)	2,310	48,547
LG Display Company, Ltd., ADR (A)(C)	22,102	235,607
LG Electronics, Inc.	4,149	563,605
LG Hausys, Ltd.	473	40,725
LG HelloVision Company, Ltd.	2,843	13,121
LG Household & Health Care, Ltd.	200	274,164
LG Innotek Company, Ltd.	561	101,382
LG International Corp.	2,319	65,924
LG Uplus Corp.	10,544	140,738
LIG Nex1 Company, Ltd.	395	15,922
Lock&Lock Company, Ltd. (A)	920	11,781
Lotte Chemical Corp.	334	84,118
Lotte Chilsung Beverage Company, Ltd.	242	35,295
Lotte Confectionery Company, Ltd.	114	15,664
Lotte Corp.	1,028	35,383
LOTTE Fine Chemical Company, Ltd.	1,260	75,118
Lotte Food Company, Ltd.	33	13,592
LOTTE Himart Company, Ltd.	604	21,113
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	13,127
Lotte Shopping Company, Ltd.	386	40,436
Lotte Tour Development Company, Ltd. (A)	1,613	29,876
LS Corp.	565	34,796
LS Electric Company, Ltd.	593	30,233
LX Holdings Corp. (A)	700	7,689
Maeil Dairies Company, Ltd.	256	18,022
Maeil Holdings Company, Ltd.	480	4,776
Mando Corp. (A)	1,316	76,424
Mcnex Company, Ltd.	678	29,428
Medytox, Inc.	1,337	204,196
Meerecompany, Inc. (A)	79	2,390
MegaStudyEdu Company, Ltd.	501	29,729
Meritz Financial Group, Inc.	2,190	37,011
Meritz Fire & Marine Insurance Company, Ltd.	3,020	48,278
Meritz Securities Company, Ltd.	13,764	55,110
Mirae Asset Life Insurance Company, Ltd.	6,888	25,178
Mirae Asset Securities Company, Ltd.	10,763	95,046
Miwon Commercial Company, Ltd.	132	25,127
Multicampus Company, Ltd.	178	5,846
MyungMoon Pharm Company, Ltd. (A)	1,061	5,214
Namhae Chemical Corp.	1,084	9,389
NAVER Corp.	1,197	384,050
NCSoft Corp.	348	265,927
Neowiz (A)	886	18,446
NEPES Corp. (A)	486	16,203
Netmarble Corp. (B)	311	38,215
Nexen Tire Corp.	4,056	30,434
NextEye Company, Ltd.	397	677
NH Investment & Securities Company, Ltd.	3,814	45,775
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
NHN Corp. (A)	665	$43,268
NHN KCP Corp. (A)	734	32,726
NICE Holdings Company, Ltd.	1,125	19,021
Nice Information & Telecommunication, Inc.	598	18,738
NICE Information Service Company, Ltd.	1,825	37,691
Nong Woo Bio Company, Ltd.	564	6,848
NongShim Company, Ltd.	198	53,148
NOROO Paint & Coatings Company, Ltd.	430	4,893
OCI Company, Ltd. (A)	554	62,607
Opto Device Technology Company, Ltd.	373	2,459
OptoElectronics Solutions Company, Ltd.	426	15,294
Orion Holdings Corp.	1,265	19,616
Osstem Implant Company, Ltd.	379	30,194
Ottogi Corp.	37	17,969
Pan Ocean Company, Ltd.	9,495	58,804
Paradise Company, Ltd. (A)	1,307	22,846
Partron Company, Ltd.	1,950	18,000
Pearl Abyss Corp. (A)	1,045	54,532
People & Technology, Inc.	844	16,440
PharmaResearch Company, Ltd.	170	12,688
Pharmicell Company, Ltd. (A)	1,235	18,961
PI Advanced Materials Company, Ltd.	558	22,761
Poongsan Corp.	1,263	45,825
POSCO	1,342	429,223
POSCO Chemical Company, Ltd.	317	42,320
Posco International Corp.	2,195	42,260
PSK, Inc.	656	25,689
Pulmuone Company, Ltd.	814	15,277
Pyeong Hwa Automotive Company, Ltd.	901	9,676
RFHIC Corp.	538	18,032
S-1 Corp.	792	57,527
Sam Chun Dang Pharm Company, Ltd. (A)	567	27,589
Sam Yung Trading Company, Ltd.	901	13,286
Sambu Engineering & Construction Company, Ltd. (A)	5,823	13,714
Samchully Company, Ltd.	159	13,385
Samick THK Company, Ltd.	534	6,439
Samjin Pharmaceutical Company, Ltd.	502	11,425
SAMPYO Cement Company, Ltd.	2,549	12,539
Samsung Biologics Company, Ltd. (A)(B)	97	72,002
Samsung C&T Corp.	1,486	183,674
Samsung Card Company, Ltd.	1,362	40,632
Samsung Electro-Mechanics Company, Ltd.	1,677	252,637
Samsung Electronics Company, Ltd.	117,259	8,416,880
Samsung Engineering Company, Ltd. (A)	6,627	114,695
Samsung Fire & Marine Insurance Company, Ltd.	1,347	253,372
Samsung Heavy Industries Company, Ltd. (A)	12,666	66,729
Samsung Life Insurance Company, Ltd.	1,324	98,643
Samsung SDI Company, Ltd.	432	247,952
Samsung SDS Company, Ltd.	784	127,509
Samsung Securities Company, Ltd.	2,538	105,484
SAMT Company, Ltd.	5,773	18,849
Samwha Capacitor Company, Ltd.	526	27,418
Samyang Foods Company, Ltd.	292	23,548
Samyang Holdings Corp.	267	27,786
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
South Korea (continued)
Sangsangin Company, Ltd. (A)	3,162	$22,229
SaraminHR Company, Ltd.	326	10,997
SBS Media Holdings Company, Ltd. (A)	945	1,745
Seah Besteel Corp.	1,593	45,336
SeAH Holdings Corp.	61	5,746
Sebang Global Battery Company, Ltd.	496	42,318
Seegene, Inc.	1,040	63,809
Sejong Industrial Company, Ltd.	995	7,594
Seobu T&D	4,524	35,410
Seojin System Company, Ltd. (A)	696	25,688
Seoul Semiconductor Company, Ltd.	1,598	28,278
SEOWONINTECH Company, Ltd.	540	3,583
Seoyon E-Hwa Company, Ltd.	105	909
Sewon E&C Company, Ltd. (A)	2,245	3,731
SFA Engineering Corp.	833	32,198
SFA Semicon Company, Ltd. (A)	2,349	15,255
SGC Energy Company, Ltd.	49	1,985
SGC eTec E&C Company, Ltd.	122	6,989
SH Energy & Chemical Company, Ltd. (A)	2,681	2,797
Shin Poong Pharmaceutical Company, Ltd.	207	12,150
Shinhan Financial Group Company, Ltd.	12,718	482,545
Shinsegae Engineering & Construction Company, Ltd.	261	10,528
Shinsegae International, Inc.	109	21,967
Shinsegae, Inc.	416	117,367
Shinyoung Securities Company, Ltd. (A)	377	21,130
Silicon Works Company, Ltd.	375	35,869
SIMMTECH Company, Ltd.	1,094	21,999
SK Chemicals Company, Ltd.	138	31,363
SK D&D Company, Ltd.	481	15,687
SK Discovery Company, Ltd.	834	39,122
SK Gas, Ltd.	348	33,677
SK Holdings Company, Ltd.	801	190,306
SK Hynix, Inc.	15,218	1,706,259
SK Innovation Company, Ltd. (A)	929	227,837
SK Materials Company, Ltd.	122	35,183
SK Networks Company, Ltd.	9,038	48,439
SK Securities Company, Ltd.	33,889	30,519
SK Telecom Company, Ltd.	726	207,088
SKC Company, Ltd.	503	58,495
SL Corp.	916	25,583
SM Entertainment Company, Ltd. (A)	668	25,535
SNT Holdings Company, Ltd.	302	5,349
SNT Motiv Company, Ltd.	643	37,116
S-Oil Corp. (A)	868	73,859
Solus Advanced Materials Company, Ltd.	400	18,355
Songwon Industrial Company, Ltd.	862	15,761
Soulbrain Company, Ltd.	54	15,888
Soulbrain Holdings Company, Ltd. (A)	248	8,271
Spigen Korea Company, Ltd.	296	14,933
SSANGYONG C&E Company, Ltd.	4,522	31,010
ST Pharm Company, Ltd. (A)	358	35,910
SundayToz Corp. (A)	201	4,140
Sungshin Cement Company, Ltd.	1,538	17,224
Sungwoo Hitech Company, Ltd.	6,093	37,352
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Sunjin Company, Ltd.	1,060	$16,812
Sunny Electronics Corp. (A)	1,058	3,364
Suprema, Inc. (A)	225	5,451
SY Company, Ltd. (A)	1,552	5,116
Systems Technology, Inc.	787	13,263
Tae Kyung Industrial Company, Ltd.	604	3,686
Taekwang Industrial Company, Ltd.	15	16,842
Taeyoung Engineering & Construction Company, Ltd.	2,164	25,104
Taihan Electric Wire Company, Ltd. (A)	15,121	22,843
Taihan Fiberoptics Company, Ltd. (A)	3,088	8,575
TechWing, Inc.	1,236	28,634
TES Company, Ltd.	818	22,837
Theragen Etex Company, Ltd. (A)	1,048	7,824
Tokai Carbon Korea Company, Ltd.	189	29,414
Tongyang Life Insurance Company, Ltd.	7,524	38,172
Tonymoly Company, Ltd. (A)	241	1,942
Toptec Company, Ltd.	1,541	16,369
TY Holdings Company, Ltd. (A)	2,086	53,366
Uju Electronics Company, Ltd.	578	13,236
Value Added Technology Company, Ltd.	533	15,670
Vieworks Company, Ltd.	662	22,250
Webzen, Inc. (A)	1,268	36,429
Whanin Pharmaceutical Company, Ltd.	637	12,046
WiSoL Company, Ltd.	1,676	18,771
WIZIT Company, Ltd. (A)	3,288	4,258
WONIK CUBE Corp. (A)	1,133	5,614
Wonik Holdings Company, Ltd. (A)	3,450	20,476
WONIK IPS Company, Ltd.	731	32,962
Wonik Pne Company, Ltd. (A)	529	9,456
Woori Financial Group, Inc.	11,908	117,860
Woori Investment Bank Company, Ltd.	16,599	13,790
Woori Technology Investment Company, Ltd. (A)	4,705	40,213
Woori Technology, Inc. (A)	3,129	3,966
Woorison F&G Company, Ltd.	2,437	5,141
YG Entertainment, Inc. (A)	319	14,106
YJM Games Company, Ltd. (A)	1,588	3,234
Young Poong Corp.	45	28,205
Youngone Corp.	961	40,864
Yuanta Securities Korea Company, Ltd.	8,310	33,624
Yuhan Corp.	829	47,496
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	19,821
Spain 0.0%		20,790
AmRest Holdings SE (A)	2,461	20,790
Taiwan 14.9%		30,539,087
Ability Opto-Electronics Technology Company, Ltd. (A)	6,753	22,323
Accton Technology Corp.	10,796	114,172
Acer, Inc.	116,510	133,322
Acter Group Corp., Ltd.	1,697	11,502
Advanced Ceramic X Corp.	2,000	34,750
Advantech Company, Ltd.	3,738	44,043
Aerospace Industrial Development Corp.	11,000	10,964
Alchip Technologies, Ltd.	2,000	38,136
Alltek Technology Corp.	9,999	10,246
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Taiwan (continued)
Altek Corp.	10,000	$12,988
Amazing Microelectronic Corp.	740	3,434
AMPOC Far-East Company, Ltd.	7,000	9,446
Apex Biotechnology Corp.	8,060	7,012
Apex International Company, Ltd.	9,000	18,083
Arcadyan Technology Corp.	8,898	30,371
Ardentec Corp.	17,363	26,618
ASE Technology Holding Company, Ltd., ADR	48,264	387,077
Asia Cement Corp.	65,608	119,313
Asia Optical Company, Inc.	9,710	28,362
Asia Pacific Telecom Company, Ltd. (A)	116,666	36,892
Asia Polymer Corp.	10,779	11,767
Asia Vital Components Company, Ltd.	10,667	27,505
ASPEED Technology, Inc.	1,000	79,355
Asustek Computer, Inc.	11,528	162,505
AU Optronics Corp.	214,000	179,874
AVY Precision Technology, Inc.	11,089	11,158
Bank of Kaohsiung Company, Ltd.	41,079	16,228
Basso Industry Corp.	8,700	15,035
BES Engineering Corp.	45,200	14,653
Capital Securities Corp.	64,826	41,144
Career Technology MFG. Company, Ltd.	29,599	31,853
Caswell, Inc.	3,000	12,815
Catcher Technology Company, Ltd.	31,000	204,100
Cathay Financial Holding Company, Ltd.	131,161	262,124
Cathay Real Estate Development Company, Ltd.	19,000	13,527
Center Laboratories, Inc.	15,000	37,243
Chailease Holding Company, Ltd.	26,372	199,182
Chang Hwa Commercial Bank, Ltd.	104,695	63,746
Chang Wah Electromaterials, Inc.	14,090	17,250
Channel Well Technology Company, Ltd. (C)	7,000	12,990
Charoen Pokphand Enterprise	11,465	32,214
Cheng Loong Corp.	22,480	33,376
Cheng Mei Materials Technology Corp. (A)	46,050	20,492
Cheng Shin Rubber Industry Company, Ltd.	54,031	92,282
Chia Chang Company, Ltd.	10,000	15,249
Chia Hsin Cement Corp.	17,089	13,495
Chicony Electronics Company, Ltd.	28,455	79,309
Chicony Power Technology Company, Ltd.	12,305	30,129
Chilisin Electronics Corp.	8,270	29,471
China Airlines, Ltd. (A)	119,820	77,872
China Bills Finance Corp.	43,000	24,792
China Development Financial Holding Corp.	196,531	87,029
China General Plastics Corp.	13,039	16,329
China Life Insurance Company, Ltd.	17,623	15,653
China Man-Made Fiber Corp.	56,732	20,743
China Metal Products Company, Ltd.	14,966	17,759
China Petrochemical Development Corp.	153,047	71,036
China Steel Chemical Corp.	6,000	23,448
China Steel Corp.	273,038	359,564
Ching Feng Home Fashions Company, Ltd.	11,000	8,875
Chin-Poon Industrial Company, Ltd.	13,642	14,262
Chipbond Technology Corp.	33,000	80,928
ChipMOS Technologies, Inc.	37,638	60,857
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Chong Hong Construction Company, Ltd.	5,024	$14,312
Chroma ATE, Inc.	8,440	58,258
Chun Yuan Steel Industry Company, Ltd.	7,381	5,485
Chung Hung Steel Corp. (A)	49,226	86,433
Chunghwa Telecom Company, Ltd.	65,000	265,121
Cleanaway Company, Ltd.	2,000	12,257
Clevo Company	17,120	18,472
CMC Magnetics Corp.	29,201	10,716
Compal Electronics, Inc.	152,895	128,364
Compeq Manufacturing Company, Ltd.	60,000	82,697
Concraft Holding Company, Ltd.	5,717	12,372
Continental Holdings Corp.	12,950	11,636
Coremax Corp.	3,865	10,141
Coretronic Corp.	17,000	35,320
CTBC Financial Holding Company, Ltd.	433,967	359,479
CTCI Corp.	32,000	43,605
Cub Elecparts, Inc.	2,039	14,707
CyberPower Systems, Inc.	4,000	11,802
Delta Electronics, Inc.	20,253	212,502
Depo Auto Parts Industrial Company, Ltd.	10,000	20,305
D-Link Corp.	20,657	14,392
Dynapack International Technology Corp.	5,000	19,648
E Ink Holdings, Inc.	21,000	46,478
E.Sun Financial Holding Company, Ltd. (C)	273,006	249,798
Eastern Media International Corp.	31,931	20,012
Eclat Textile Company, Ltd.	4,532	106,013
Egis Technology, Inc.	4,000	23,844
Elan Microelectronics Corp.	10,400	78,527
E-LIFE MALL Corp.	6,000	17,629
Elite Advanced Laser Corp.	9,000	18,447
Elite Material Company, Ltd.	9,831	56,114
Elite Semiconductor Microelectronics Technology, Inc.	7,000	34,064
eMemory Technology, Inc.	2,000	67,444
Ennostar, Inc. (A)	42,605	116,448
EnTie Commercial Bank Company, Ltd.	123,000	64,939
Eternal Materials Company, Ltd.	34,966	50,728
Eva Airways Corp.	100,332	62,934
Evergreen International Storage & Transport Corp.	15,320	12,477
Evergreen Marine Corp. Taiwan, Ltd. (A)	74,182	257,433
Everlight Electronics Company, Ltd.	16,000	26,546
Far Eastern Department Stores, Ltd.	54,558	43,774
Far Eastern International Bank	112,420	42,750
Far Eastern New Century Corp.	74,878	84,278
Far EasTone Telecommunications Company, Ltd.	53,000	123,325
Faraday Technology Corp.	15,751	38,152
Farglory Land Development Company, Ltd.	10,526	20,858
Federal Corp.	21,137	21,780
Feng Hsin Steel Company, Ltd.	17,000	45,276
Feng TAY Enterprise Company, Ltd.	8,494	75,001
First Financial Holding Company, Ltd.	179,947	141,847
First Hotel	14,923	7,455
First Steamship Company, Ltd.	31,479	14,601
FLEXium Interconnect, Inc.	19,352	80,485
Flytech Technology Company, Ltd.	6,125	13,780
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	48,440	$148,991
Formosa Petrochemical Corp.	12,000	42,693
Formosa Plastics Corp.	40,880	149,539
Formosa Sumco Technology Corp.	2,000	12,040
Formosa Taffeta Company, Ltd.	12,000	13,344
Formosan Rubber Group, Inc.	18,180	15,758
Foxconn Technology Company, Ltd.	21,617	50,219
Foxsemicon Integrated Technology, Inc.	2,427	19,981
Fubon Financial Holding Company, Ltd.	122,422	317,593
Fulgent Sun International Holding Company, Ltd.	4,112	18,269
Fulltech Fiber Glass Corp. (A)	33,357	18,907
Gemtek Technology Corp. (A)	26,496	28,445
General Interface Solution Holding, Ltd.	14,000	49,045
Genius Electronic Optical Company, Ltd.	2,952	48,725
GeoVision, Inc.	1,703	1,728
Getac Technology Corp.	20,000	37,465
Giant Manufacturing Company, Ltd.	9,000	108,166
Gigabyte Technology Company, Ltd.	17,719	68,811
Ginko International Company, Ltd.	3,150	19,899
Global Brands Manufacture, Ltd.	15,611	17,648
Global Mixed Mode Technology, Inc.	2,000	15,826
Global PMX Company, Ltd.	2,000	12,406
Global Unichip Corp.	3,000	38,480
Globalwafers Company, Ltd.	5,000	143,762
Goldsun Building Materials Company, Ltd.	52,208	47,152
Grand Pacific Petrochemical	48,000	45,247
Grape King Bio, Ltd.	7,000	41,613
Great Taipei Gas Company, Ltd.	25,000	30,274
Great Wall Enterprise Company, Ltd.	24,307	49,563
Greatek Electronics, Inc.	11,000	27,998
Hannstar Board Corp.	23,213	37,054
HannStar Display Corp.	120,980	92,733
Hey Song Corp.	18,250	23,045
Highwealth Construction Corp.	25,446	39,106
Hitron Technology, Inc.	8,267	6,234
Hiwin Technologies Corp.	9,673	128,099
Ho Tung Chemical Corp. (A)	55,773	22,510
Holtek Semiconductor, Inc.	5,000	17,043
Holy Stone Enterprise Company, Ltd.	7,000	33,108
Hon Hai Precision Industry Company, Ltd.	161,352	644,708
Hota Industrial Manufacturing Company, Ltd.	13,309	44,361
Hotai Finance Company, Ltd.	4,000	11,861
Hotai Motor Company, Ltd.	6,000	122,002
HTC Corp. (A)	26,700	35,007
Hua Nan Financial Holdings Company, Ltd.	136,988	89,641
Huaku Development Company, Ltd.	12,353	41,556
Hung Ching Development & Construction Company, Ltd.	2,000	1,638
Ibase Technology, Inc.	10,000	14,169
IBF Financial Holdings Company, Ltd.	78,719	48,447
Innodisk Corp.	2,600	16,018
Innolux Corp. (A)(C)	238,219	190,971
Inpaq Technology Company, Ltd.	6,650	14,187
International CSRC Investment Holdings Company	35,797	32,113
International Games System Company, Ltd.	2,000	67,119
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Inventec Corp.	71,705	$66,329
ITEQ Corp.	12,626	56,415
Jinli Group Holdings, Ltd.	12,367	5,612
Jourdeness Group, Ltd.	3,000	8,257
Kaimei Electronic Corp.	2,865	10,759
KEE TAI Properties Company, Ltd.	24,973	8,993
Kenda Rubber Industrial Company, Ltd.	17,947	26,640
Kerry TJ Logistics Company, Ltd.	9,000	20,050
Kindom Development Company, Ltd.	10,000	13,609
King Slide Works Company, Ltd.	2,000	27,140
King Yuan Electronics Company, Ltd.	47,762	73,384
King's Town Bank Company, Ltd.	37,000	55,090
Kinpo Electronics, Inc.	52,724	26,097
Kinsus Interconnect Technology Corp.	12,000	45,094
Kwong Lung Enterprise Company, Ltd.	7,000	11,063
LandMark Optoelectronics Corp.	2,000	17,869
Largan Precision Company, Ltd.	2,000	209,506
Lealea Enterprise Company, Ltd. (A)	28,863	13,110
Lida Holdings, Ltd.	4,640	5,181
Lien Hwa Industrial Holdings Corp.	12,827	22,667
Lingsen Precision Industries, Ltd. (A)	43,101	27,168
Lite-On Technology Corp.	74,250	175,861
Longchen Paper & Packaging Company, Ltd.	46,265	38,960
Lotes Company, Ltd.	3,139	66,887
Lumax International Corp., Ltd.	6,855	17,629
Machvision, Inc.	79	667
Macronix International Company, Ltd.	55,706	85,062
Makalot Industrial Company, Ltd.	14,247	145,872
MediaTek, Inc.	14,000	483,659
Mega Financial Holding Company, Ltd.	185,531	221,364
Mercuries Life Insurance Company, Ltd. (A)	66,927	22,604
Merida Industry Company, Ltd.	3,162	36,577
Micro-Star International Company, Ltd.	21,488	128,502
Mildef Crete, Inc.	4,000	8,230
Mitac Holdings Corp.	38,448	39,088
momo.com, Inc.	1,000	45,088
Namchow Holdings Company, Ltd.	12,000	24,409
Nan Kang Rubber Tire Company, Ltd.	9,711	13,392
Nan Ya Plastics Corp.	56,860	171,308
Nan Ya Printed Circuit Board Corp.	4,930	55,406
Nantex Industry Company, Ltd.	10,039	47,365
Nanya Technology Corp.	27,985	81,129
National Petroleum Company, Ltd.	17,000	28,888
New Era Electronics Company, Ltd.	9,000	8,357
Nidec Chaun-Choung Technology Corp.	2,000	14,489
Nien Made Enterprise Company, Ltd.	4,000	58,770
Novatek Microelectronics Corp.	12,000	217,928
O-Bank Company, Ltd.	100,562	25,441
Oneness Biotech Company, Ltd. (A)	3,000	22,309
OptoTech Corp.	23,033	22,514
Orient Semiconductor Electronics, Ltd.	30,000	19,304
Oriental Union Chemical Corp.	36,300	27,937
Pacific Hospital Supply Company, Ltd.	5,498	15,969
Pan-International Industrial Corp.	9,443	13,303
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Taiwan (continued)
PChome Online, Inc.	7,000	$25,332
PCL Technologies, Inc.	3,282	11,261
Pegatron Corp.	56,321	148,583
Pegavision Corp.	1,000	18,250
Pharmally International Holding Company, Ltd. (A)(D)	3,533	2,523
Phison Electronics Corp.	3,000	50,402
Polytronics Technology Corp.	4,188	16,704
Pou Chen Corp.	60,448	83,317
Power Wind Health Industry, Inc.	3,000	15,303
Powertech Technology, Inc.	33,000	126,088
Poya International Company, Ltd. (A)	1,866	36,457
President Chain Store Corp.	15,000	141,749
President Securities Corp.	28,380	29,254
Primax Electronics, Ltd.	18,000	34,503
Prince Housing & Development Corp.	37,943	16,213
Prodisc Technology, Inc. (A)(D)	540,000	0
Qisda Corp.	45,440	49,244
Quanta Computer, Inc.	59,000	187,017
Quanta Storage, Inc.	14,000	20,576
Radiant Opto-Electronics Corp.	17,343	73,659
Radium Life Tech Company, Ltd.	42,476	17,057
Realtek Semiconductor Corp.	7,706	137,904
Rechi Precision Company, Ltd.	28,038	20,535
Rich Development Company, Ltd.	36,000	12,380
Ritek Corp. (A)	29,707	10,406
Ruentex Development Company, Ltd.	22,360	42,176
Ruentex Industries, Ltd.	17,280	51,527
Sampo Corp.	16,197	17,209
Sanyang Motor Company, Ltd.	19,389	19,505
SCI Pharmtech, Inc.	4,000	12,263
Shihlin Electric & Engineering Corp.	13,213	24,317
Shin Hai Gas Corp.	2,491	4,313
Shin Kong Financial Holding Company, Ltd.	233,994	83,740
Shin Zu Shing Company, Ltd.	9,301	37,528
Shining Building Business Company, Ltd. (A)	29,397	12,911
Shinkong Insurance Company, Ltd.	9,000	12,912
Shinkong Synthetic Fibers Corp.	52,287	40,513
Shinkong Textile Company, Ltd.	45,000	64,308
Shiny Chemical Industrial Company, Ltd.	3,544	14,275
Sigurd Microelectronics Corp.	18,842	34,042
Simplo Technology Company, Ltd.	6,520	85,699
Sinbon Electronics Company, Ltd.	6,043	56,958
Sincere Navigation Corp.	31,930	30,477
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	18,000	106,832
SinoPac Financial Holdings Company, Ltd.	252,419	122,332
Sinyi Realty, Inc.	17,628	19,375
Sitronix Technology Corp.	3,000	28,769
Solomon Technology Corp.	11,000	6,726
Sonix Technology Company, Ltd.	7,000	23,716
Southeast Cement Company, Ltd.	70,000	40,372
Sporton International, Inc.	2,794	24,238
St. Shine Optical Company, Ltd.	2,000	20,204
Standard Foods Corp.	15,221	28,854
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Sunny Friend Environmental Technology Company, Ltd.	3,000	$23,012
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	17,150
Sunplus Technology Company, Ltd.	15,000	15,933
Supreme Electronics Company, Ltd.	25,309	36,159
Synnex Technology International Corp.	36,188	76,554
Systex Corp.	5,000	15,637
TA Chen Stainless Pipe	60,054	97,283
Taichung Commercial Bank Company, Ltd.	198,642	81,275
TaiDoc Technology Corp.	4,000	30,521
Tainan Spinning Company, Ltd.	25,397	25,939
Taishin Financial Holding Company, Ltd.	172,386	91,330
Taiwan Business Bank	172,574	59,499
Taiwan Cement Corp. (C)	116,296	212,164
Taiwan Cogeneration Corp.	12,137	16,836
Taiwan Cooperative Financial Holding Company, Ltd.	167,702	126,056
Taiwan Fertilizer Company, Ltd.	24,000	48,154
Taiwan FU Hsing Industrial Company, Ltd.	7,000	11,249
Taiwan Glass Industry Corp.	35,894	41,844
Taiwan High Speed Rail Corp.	46,000	47,909
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	38,895
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	15,090
Taiwan Mobile Company, Ltd.	38,700	139,111
Taiwan Navigation Company, Ltd.	21,000	29,068
Taiwan Paiho, Ltd.	15,342	52,160
Taiwan PCB Techvest Company, Ltd.	14,000	24,125
Taiwan Secom Company, Ltd.	14,430	47,528
Taiwan Semiconductor Company, Ltd.	8,000	13,826
Taiwan Semiconductor Manufacturing Company, Ltd.	421,000	8,938,750
Taiwan Shin Kong Security Company, Ltd.	13,724	18,895
Taiwan Styrene Monomer	16,821	11,830
Taiwan Surface Mounting Technology Corp.	8,636	36,517
Taiwan TEA Corp. (A)	18,723	12,875
Taiwan Union Technology Corp.	10,000	34,854
Tatung Company, Ltd. (A)	45,526	40,824
TCI Company, Ltd.	3,977	34,944
Te Chang Construction Company, Ltd.	6,282	6,842
Teco Electric & Machinery Company, Ltd.	56,109	66,664
The Ambassador Hotel (A)	17,000	17,169
The Shanghai Commercial & Savings Bank, Ltd.	36,000	58,744
Ton Yi Industrial Corp.	45,000	21,763
Tong Hsing Electronic Industries, Ltd.	7,913	52,043
Tong Yang Industry Company, Ltd.	26,043	30,732
TOPBI International Holdings, Ltd.	10,883	5,711
Topco Scientific Company, Ltd.	5,048	23,814
Topco Technologies Corp.	5,248	14,142
Topkey Corp.	2,000	12,018
TPK Holding Company, Ltd.	23,000	38,199
Transcend Information, Inc.	4,000	10,257
Tripod Technology Corp.	13,770	62,729
TSRC Corp.	25,706	28,461
TTY Biopharm Company, Ltd.	10,094	31,436
Tung Ho Steel Enterprise Corp.	23,138	39,852
TXC Corp.	10,659	39,482
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
Taiwan (continued)
TYC Brother Industrial Company, Ltd.	16,531	$12,826
Ultra Chip, Inc.	4,100	9,150
U-Ming Marine Transport Corp.	7,000	15,229
Unimicron Technology Corp.	41,855	157,201
Union Bank of Taiwan	59,760	25,215
Uni-President Enterprises Corp.	144,803	379,903
Unitech Printed Circuit Board Corp.	17,326	12,841
United Integrated Services Company, Ltd.	8,200	68,742
United Microelectronics Corp.	245,468	461,326
United Renewable Energy Company, Ltd. (A)	83,642	40,944
Universal Cement Corp.	20,819	16,838
Universal Microwave Technology, Inc.	3,734	8,969
Unizyx Holding Corp. (A)	10,000	10,997
UPC Technology Corp.	56,164	51,439
USI Corp.	27,318	33,546
Vanguard International Semiconductor Corp.	31,000	130,589
Ve Wong Corp.	9,450	12,050
Visual Photonics Epitaxy Company, Ltd.	4,275	17,213
Voltronic Power Technology Corp.	1,360	61,749
Wafer Works Corp.	22,000	40,183
Wah Lee Industrial Corp.	8,000	22,206
Walsin Lihwa Corp.	77,000	69,981
Walsin Technology Corp.	11,805	88,074
Wan Hai Lines, Ltd.	12,216	68,089
WAN HWA Enterprise Company	2,975	1,266
Win Semiconductors Corp.	12,582	147,601
Winbond Electronics Corp.	92,519	112,531
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd.	6,372	15,726
Wistron Corp.	106,382	117,149
Wistron NeWeb Corp.	13,483	32,120
Wiwynn Corp.	3,000	98,223
Wowprime Corp.	5,000	23,900
WPG Holdings, Ltd.	65,779	122,208
WT Microelectronics Company, Ltd.	17,497	34,125
XinTec, Inc. (A)	4,000	22,121
Xxentria Technology Materials Corp.	6,124	14,865
Yageo Corp.	8,284	145,909
Yang Ming Marine Transport Corp. (A)	31,613	122,781
YFY, Inc.	41,614	56,583
Yieh Phui Enterprise Company, Ltd. (A)	51,896	42,323
Youngtek Electronics Corp.	5,058	14,151
Yuanta Financial Holding Company, Ltd.	168,663	155,609
Yulon Finance Corp.	5,340	26,225
Yulon Motor Company, Ltd. (A)	21,810	31,134
Yungtay Engineering Company, Ltd.	6,000	13,305
Zhen Ding Technology Holding, Ltd.	23,050	80,482
ZongTai Real Estate Development Company, Ltd.	16,000	22,637
Thailand 2.0%		4,144,317
AAPICO Hitech PCL	12,870	9,621
Advanced Info Service PCL	19,691	106,438
AEON Thana Sinsap Thailand PCL, NVDR	2,900	18,709
Airports of Thailand PCL	60,800	121,029
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Allianz Ayudhya Capital PCL	12,100	$14,327
Amata Corp. PCL	40,900	24,184
Ananda Development PCL (A)	153,600	10,408
AP Thailand PCL	139,778	38,458
B Grimm Power PCL	18,300	25,616
Bangchak Corp. PCL	47,400	38,288
Bangkok Airways PCL (A)	63,400	14,785
Bangkok Bank PCL	5,505	20,261
Bangkok Chain Hospital PCL	43,625	28,448
Bangkok Dusit Medical Services PCL	171,300	117,698
Bangkok Expressway & Metro PCL	157,225	40,471
Bangkok Insurance PCL	4,870	43,311
Bangkok Land PCL	480,800	17,378
Bangkok Life Assurance PCL, NVDR	15,160	14,883
Banpu PCL	90,500	37,337
Banpu Power PCL	31,100	18,893
BCPG PCL	40,400	18,084
Berli Jucker PCL	47,600	52,498
Better World Green PCL (A)	256,000	6,472
BTS Group Holdings PCL	100,400	28,907
Bumrungrad Hospital PCL	8,800	36,848
Cal-Comp Electronics Thailand PCL	272,675	27,912
Carabao Group PCL	4,100	17,237
Central Pattana PCL	36,900	59,591
Central Retail Corp. PCL	29,700	31,551
CH Karnchang PCL	59,423	37,783
Charoen Pokphand Foods PCL	132,033	115,041
Chularat Hospital PCL	197,600	22,101
CIMB Thai Bank PCL	279,200	7,318
CK Power PCL	124,400	21,860
Com7 PCL	12,400	29,413
CP ALL PCL	90,800	176,382
Delta Electronics Thailand PCL	5,000	87,948
Dhipaya Insurance PCL	23,600	26,037
Dynasty Ceramic PCL	351,500	35,279
Eastern Polymer Group PCL	43,500	15,728
Eastern Water Resources Development & Management PCL	35,400	11,098
Electricity Generating PCL	6,200	34,493
Energy Absolute PCL	20,900	39,760
GFPT PCL	38,500	13,178
Global Power Synergy PCL	17,182	39,545
Group Lease PCL, NVDR (A)(D)	54,000	1,123
Gunkul Engineering PCL	209,600	23,992
Hana Microelectronics PCL	8,200	15,478
Home Product Center PCL	94,312	41,606
Indorama Ventures PCL	35,500	51,589
Intouch Holdings PCL	28,300	57,925
IRPC PCL	258,800	33,912
Jasmine International PCL	184,138	16,354
JMT Network Services PCL	10,000	14,311
Kang Yong Electric PCL	130	1,813
Kasikornbank PCL	23,700	90,995
KCE Electronics PCL	18,500	41,429
KGI Securities Thailand PCL	114,400	27,434
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
Thailand (continued)
Khon Kaen Sugar Industry PCL (A)	152,300	$20,570
Kiatnakin Phatra Bank PCL	10,300	18,453
Krung Thai Bank PCL	37,450	12,939
Krungthai Card PCL	12,000	28,101
Land & Houses PCL	190,300	48,705
LH Financial Group PCL	157,800	5,249
LPN Development PCL	58,200	9,266
MBK PCL (A)	25,408	11,053
Mega Lifesciences PCL	11,600	13,441
MK Restaurants Group PCL	12,000	20,735
Muangthai Capital PCL	13,900	27,311
Origin Property PCL	40,350	11,867
PCS Machine Group Holding PCL	93,600	16,313
Plan B Media PCL	115,800	22,198
Polyplex Thailand PCL	14,100	12,628
Power Solution Technologies PCL (A)	176,000	12,386
Precious Shipping PCL (A)	21,500	12,303
Prima Marine PCL	49,900	11,733
Pruksa Holding PCL	26,800	11,745
PTG Energy PCL	31,400	19,176
PTT Exploration & Production PCL	32,528	122,153
PTT Global Chemical PCL	23,492	47,288
PTT PCL	179,000	224,552
Quality Houses PCL	489,271	36,002
Raimon Land PCL (A)	304,600	9,070
Ratch Group PCL	21,600	35,061
Ratchthani Leasing PCL	163,218	21,921
RS PCL (A)	16,600	13,403
Sabina PCL	12,700	8,240
Saha-Union PCL	53,300	60,964
Samart Corp. PCL (A)	27,900	8,918
Sansiri PCL	773,509	32,407
Sermsang Power Corp. Company, Ltd.	23,100	9,531
Siam City Cement PCL	2,541	14,584
Siam Future Development PCL	149,451	35,139
Siam Global House PCL	34,746	23,313
Siamgas & Petrochemicals PCL	54,100	19,891
Singha Estate PCL (A)	157,900	10,906
Sino-Thai Engineering & Construction PCL	50,900	24,891
Somboon Advance Technology PCL	19,007	12,626
SPCG PCL	38,800	24,330
Sri Trang Agro-Industry PCL	44,300	62,298
Srisawad Corp. PCL	12,400	29,810
Star Petroleum Refining PCL (A)	71,900	22,187
Supalai PCL	77,450	52,248
Super Energy Corp. PCL	697,500	21,426
Thai Oil PCL	19,000	35,969
Thai Union Group PCL	107,300	60,741
Thai Vegetable Oil PCL	23,500	25,195
Thai Wah PCL	59,300	9,954
Thaicom PCL	15,900	5,693
Thaifoods Group PCL	112,700	17,799
The Siam Cement PCL	11,150	157,690
The Siam Commercial Bank PCL	17,131	55,870
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Thoresen Thai Agencies PCL	46,900	$26,294
Tipco Asphalt PCL, NVDR	31,100	19,419
TMBThanachart Bank PCL	368,010	13,180
TOA Paint Thailand PCL	10,900	12,984
Total Access Communication PCL, NVDR	22,200	22,006
TPI Polene PCL	404,300	25,848
TPI Polene Power PCL	106,000	15,121
True Corp. PCL	512,588	51,443
TTCL PCL (A)	38,600	6,283
TTW PCL	49,900	18,685
U City PCL (A)	237,300	6,527
Unique Engineering & Construction PCL (A)	61,580	15,271
Univanich Palm Oil PCL	42,900	8,923
Univentures PCL	60,000	7,262
WHA Corp. PCL	174,900	17,222
Workpoint Entertainment PCL	11,640	9,039
Turkey 0.5%		1,073,510
Akbank TAS	67,088	41,121
Aksa Akrilik Kimya Sanayii AS	15,418	29,384
Anadolu Anonim Turk Sigorta Sirketi	15,271	12,063
Anadolu Efes Biracilik Ve Malt Sanayii AS	11,733	31,526
Arcelik AS	4,380	16,339
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	16,192
Bera Holding AS (A)	6,956	21,910
BIM Birlesik Magazalar AS	8,299	62,278
Borusan Yatirim ve Pazarlama AS	11	453
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	3,985
Coca-Cola Icecek AS	2,666	24,192
Dogan Sirketler Grubu Holding AS	62,091	21,297
Enka Insaat ve Sanayi AS	26,613	26,341
Eregli Demir ve Celik Fabrikalari TAS	16,833	37,823
Ford Otomotiv Sanayi AS	1,299	26,087
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	605
Hektas Ticaret TAS (A)	21,125	23,606
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	13,164
Is Yatirim Menkul Degerler AS	9,331	18,591
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	37,562	34,583
KOC Holding AS	12,619	27,331
Koza Altin Isletmeleri AS (A)	997	13,946
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	16,107
Logo Yazilim Sanayi Ve Ticaret AS	1,235	21,018
Migros Ticaret AS (A)	5,109	20,990
NET Holding AS (A)	21,691	14,327
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	9,178
Pegasus Hava Tasimaciligi AS (A)	1,333	12,660
Petkim Petrokimya Holding AS (A)	35,494	25,963
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,941	15,510
Sasa Polyester Sanayi AS (A)	5,106	18,983
TAV Havalimanlari Holding AS (A)	6,086	16,641
Tekfen Holding AS	13,332	23,632
Tofas Turk Otomobil Fabrikasi AS	4,325	14,592
Turk Hava Yollari AO (A)	25,780	39,005
Turk Telekomunikasyon AS	16,647	13,415
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
Turkey (continued)
Turk Traktor ve Ziraat Makineleri AS	447	$9,627
Turkcell Iletisim Hizmetleri AS	45,276	83,459
Turkiye Garanti Bankasi AS	53,299	49,683
Turkiye Halk Bankasi AS (A)	19,041	10,192
Turkiye Is Bankasi AS, Class C	32,898	19,575
Turkiye Petrol Rafinerileri AS (A)	1,496	17,047
Turkiye Sinai Kalkinma Bankasi AS	138,276	21,240
Turkiye Sise ve Cam Fabrikalari AS	15,535	14,376
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	14,252
Ulker Biskuvi Sanayi AS	4,197	10,796
Vestel Elektronik Sanayi ve Ticaret AS (A)	3,881	14,310
Yapi ve Kredi Bankasi AS	46,073	11,633
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	20,592
Zorlu Enerji Elektrik Uretim AS (A)	50,743	11,890
Ukraine 0.0%		41,861
Kernel Holding SA	2,666	41,861
United Arab Emirates 0.3%		666,389
Abu Dhabi Commercial Bank PJSC	27,583	51,187
Abu Dhabi Islamic Bank PJSC	29,479	45,449
Abu Dhabi National Oil Company for Distribution PJSC	21,555	26,150
Agthia Group PJSC	7,185	14,057
Air Arabia PJSC (A)	32,323	12,207
Aldar Properties PJSC	48,847	49,322
Aramex PJSC	18,542	21,234
DAMAC Properties Dubai Company PJSC (A)	45,519	17,369
Dana Gas PJSC	71,618	15,914
Dubai Financial Market PJSC (A)	65,925	20,948
Dubai Islamic Bank PJSC	17,802	23,411
Emaar Development PJSC (A)	11,244	11,067
Emaar Malls PJSC (A)	44,845	24,154
Emaar Properties PJSC	37,663	41,476
Emirates NBD Bank PJSC	18,063	66,404
Emirates Telecommunications Group Company PJSC	17,131	100,764
First Abu Dhabi Bank PJSC	25,012	112,922
Ras Al Khaimah Ceramics	21,048	12,354
United States 0.1%		211,330
Bizlink Holding, Inc.	4,064	35,252
Nexteer Automotive Group, Ltd.	54,000	68,016

Parade Technologies, Ltd.	2,000	108,062
Preferred securities 1.2%		$2,362,679
(Cost $1,783,861)
Brazil 1.0%		2,109,463
Banco ABC Brasil SA	5,383	17,486
Banco Bradesco SA	68,648	349,581
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	17,625
Banco Inter SA (B)	8,100	34,596
Centrais Eletricas Brasileiras SA, B Shares	3,254	26,804
Centrais Eletricas Santa Catarina	900	11,786
Cia de Saneamento do Parana	48,343	38,031
Cia de Transmissao de Energia Eletrica Paulista	8,072	40,811
Cia Energetica de Minas Gerais	38,358	100,832
Cia Energetica de Sao Paulo, B Shares	8,098	37,711
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Cia Ferro Ligas da Bahia	1,876	$13,221
Cia Paranaense de Energia, B Shares	40,000	49,658
Gerdau SA	18,000	112,766
Itau Unibanco Holding SA	48,080	273,349
Lojas Americanas SA	11,434	43,988
Marcopolo SA	33,745	17,612
Petroleo Brasileiro SA	142,938	740,238
Randon SA Implementos e Participacoes	12,025	34,471
Unipar Carbocloro SA	2,201	41,117
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	107,780
Chile 0.1%		134,856
Coca-Cola Embonor SA, B Shares	18,333	23,989
Embotelladora Andina SA, B Shares	17,785	42,345
Sociedad Quimica y Minera de Chile SA, B Shares	1,576	68,522
Colombia 0.1%		84,512
Bancolombia SA	7,600	57,266
Grupo Argos SA	4,425	9,535
Grupo Aval Acciones y Valores SA	61,605	17,711
Philippines 0.0%		9,818
Cebu Air, Inc., 6.000%	11,227	9,818
South Korea 0.0%		1,474
AMOREPACIFIC Group	33	1,474
Thailand 0.0%		22,556

U City PCL (A)	711,900	22,556
Investment companies 0.1%		$128,783
(Cost $54,449)
South Korea 0.1%		128,783

Macquarie Korea Infrastructure Fund	11,631	128,783
Rights 0.0%		$3,280
(Cost $0)
Cosmax, Inc. (Expiration Date: 6-21-21; Strike Price: KRW 103,000.00) (A)	43	887
Humax Company, Ltd. (Expiration Date: 6-9-21; Strike Price: KRW 3,640.00) (A)	611	509
Korea Line Corp. (Expiration Date: 6-10-21; Strike Price: KRW 2,490.00) (A)	1,807	1,262
Sundaram Finance Holdings, Ltd. (Expiration Date: 6-3-21; Strike Price: INR 50.00) (A)	3,208	622
Warrants 0.0%		$1,623
(Cost $0)
Frontken Corp. BHD (Expiration Date: 5-3-26; Strike Price: MYR 4.00) (A)	9,800	818
SKP Resources BHD (Expiration Date: 4-25-26; Strike Price: MYR 3.00) (A)	3,460	159
Thaifoods Group PCL (Expiration Date: 12-31-23; Strike Price: THB 5.50) (A)	11,270	646

	Yield (%)	Shares	Value
Short-term investments 0.5%			$1,059,672
(Cost $1,058,514)
Short-term funds 0.5%			1,059,672
John Hancock Collateral Trust (E)	0.0241(F)	105,913	1,059,672

Total investments (Cost $139,562,822) 100.0%	$204,555,850
Other assets and liabilities, net 0.0%	57,735
Total net assets 100.0%	$204,613,585

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

Currency Abbreviations
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $2,397,672. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,721,425 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 5-31-21.
The fund had the following sector composition as a percentage of net assets on 5-31-21:
Information technology	19.6%
Financials	17.4%
Consumer discretionary	13.6%
Materials	10.6%
Communication services	8.7%
Industrials	8.1%
Consumer staples	5.9%
Health care	4.6%
Energy	4.0%
Real estate	3.9%
Utilities	3.1%
Short-term investments and other	0.5%
TOTAL	100.0%
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	6	Long	Jun 2021	$1,248,825	$1,260,720	$11,895
						$11,895
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$68,087	—	$68,087	—
Belgium	39,744	—	39,744	—
Brazil	8,517,702	$8,517,702	—	—
Canada	90,026	90,026	—	—
Chile	1,432,653	1,432,653	—	—
China	54,792,449	10,066,479	43,854,916	$871,054
Colombia	411,541	411,541	—	—
Cyprus	24,178	24,178	—	—
Czech Republic	177,791	—	177,791	—
Egypt	81,805	—	81,805	—
Greece	533,522	—	521,345	12,177
Hong Kong	9,167,472	—	8,995,681	171,791
Hungary	523,521	—	523,521	—
India	25,592,047	—	25,565,257	26,790
Indonesia	3,068,386	—	2,962,253	106,133
Malaysia	3,266,924	—	3,266,924	—
Malta	14,081	—	14,081	—
56	|

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Mexico	$5,413,979	$5,413,979	—	—
Netherlands	44,759	44,759	—	—
Peru	255,749	255,749	—	—
Philippines	2,541,927	—	$2,540,749	$1,178
Poland	1,892,011	—	1,892,011	—
Qatar	652,909	—	652,909	—
Romania	88,374	—	88,374	—
Russia	1,999,885	638,744	1,361,141	—
Saudi Arabia	427,928	—	427,928	—
South Africa	9,971,256	1,098,310	8,872,946	—
South Korea	33,211,823	235,607	32,958,128	18,088
Spain	20,790	—	20,790	—
Taiwan	30,539,087	387,077	30,149,487	2,523
Thailand	4,144,317	—	4,143,194	1,123
Turkey	1,073,510	—	1,072,905	605
Ukraine	41,861	—	41,861	—
United Arab Emirates	666,389	—	666,389	—
United States	211,330	—	211,330	—
Preferred securities
Brazil	2,109,463	2,109,463	—	—
Chile	134,856	134,856	—	—
Colombia	84,512	84,512	—	—
Philippines	9,818	—	9,818	—
South Korea	1,474	—	1,474	—
Thailand	22,556	—	22,556	—
Investment companies	128,783	—	128,783	—
Rights	3,280	1,884	1,396	—
Warrants	1,623	1,623	—	—
Short-term investments	1,059,672	1,059,672	—	—
Total investments in securities	$204,555,850	$32,008,814	$171,335,574	$1,211,462
Derivatives:
Assets
Futures	$11,895	$11,895	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	105,913	$4,156,124	$10,643,862	$(13,738,348)	$884	$(2,850)	$73,932	—	$1,059,672
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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